As filed with the Securities and Exchange Commission on October 1, 2009
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 6	[X]

(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Tanya L. Goins, Esq.
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

Approximate Date of Proposed Public Offering:                     As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[  ] on (date) pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[  ] on (date) pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
FMX Growth Allocation Fund, FMX Total Return Fund and Caritas All-Cap Growth Fund
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibit Index
Exhibits

PART A

FORM N-1A

PROSPECTUS

FMX Growth Allocation Fund, CUSIP Number ______________, Ticker Symbol N/A
FMX Total Return Fund, CUSIP Number ______________, Ticker Symbol N/A

______________________________________________________________________________

FMX Funds

Each a series of the
Starboard Investment Trust

______________________________________________________________________________

PROSPECTUS

October 1, 2009

This prospectus contains information about the FMX Growth Allocation Fund and the FMX Total Return Fund that you should know before investing.  You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor

FolioMetrix, LLC

9940 SW Arborcrest Way
Portland, Oregon 97225

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Page

THE FUNDS	3
Investment Objectives	3
Principal Investment Strategies	3
Principal Risks of Investing in the Funds	3
Who May Want To Invest in the Funds	8
Performance Information	8
Fees and Expenses of the Funds	9
Other Investment Policies and Risks	10
Disclosure of Portfolio Holdings	10
MANAGEMENT OF THE FUND	11
Investment Advisor	11
Board of Trustees	12
Administrator	12
Transfer Agent	12
Distributor	12
INVESTING IN THE FUND	13
Minimum Investment	13
Purchase and Redemption Price	13
Buying or Selling Shares Through a Financial Intermediary	14
Purchasing Shares	15
Redeeming Shares	17
Frequent Purchases and Redemptions	19
OTHER IMPORTANT INVESTMENT INFORMATION	21
Dividends, Distributions, and Taxes	21
Financial Highlights	21
Additional Information	Back Cover

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THE FUNDS

INVESTMENT OBJECTIVES

The FMX Growth Allocation Fund seeks capital appreciation without regard to current income.

The FMX Total Return Fund seeks total return through a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGY

The Funds’ investment advisor is FolioMetrix, LLC (“FolioMetrix” or the “Advisor”).

The Advisor seeks to achieve each Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although each Fund primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  Each Fund will invest primarily in Portfolio Funds that have an investment objective similar to the applicable Fund’s or that are otherwise permitted investments under the applicable Fund’s investment policies.  For the FMX Growth Allocation Fund the Portfolio Funds’ investments generally will include, but are not limited to, equity securities.  For the FMX Total Return Fund the Portfolio Funds’ investments generally will include, but are not limited to, fixed income securities (such as bonds, corporate debt securities, convertible securities, TIPS and other treasuries).

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve each Fund's investment objective while assuming risk that is: (1) no greater than the BarCap US Aggregate Index for the FMX Total Return Fund and (2) no more than 20% greater than the S&P 500 Index for the FMX Growth Allocation Fund.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or a Fund’s portfolio needs to be rebalanced.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Investments in the Funds are subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Funds will be successful in meeting their investment objective.

General Risks.  Generally, the Funds will be subject to the following principal risks:

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Market risk:  Market risk refers to the possibility that the value of securities held by the Funds may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in each Fund’s portfolio) may decline regardless of their long-term prospects.  The Funds’ performance per share will change daily in response to such factors.

Management Style Risk: Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds purchased by the Funds (large-cap, mid-cap, growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Funds may thus be better or worse than the performance of stock funds that focus on other types of investments, or that have a broader investment style.

Manager Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Funds to achieve their investment objectives.  The portfolio manager’s experience is discussed in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

Risks related to “Fund of Funds” structure:  Each Fund is a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Funds, whose primary investment strategy involves investing in other investment companies, such as mutual funds and ETFs.  Investments in other investment companies subject the Funds to additional operating and management fees and expenses.  For example, investors in the Funds will indirectly bear fees and expenses charged by the mutual funds and ETFs in which the Funds invest, in addition to the Funds’ direct fees and expenses.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

Under the Investment Company Act of 1940, the Funds may not acquire shares of another investment company if, immediately after acquisition, the Funds and their affiliated persons will hold more than 3% of the investment company’s outstanding shares unless the Funds or the investment company have received an order for exemptive relief from the 3% limitation from the SEC and the Funds and the investment company take appropriate steps to comply with the conditions in such order.  Consequently, the 3% limitation may prevent the Funds from allocating their investments in the manner the Advisor considers optimal.

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Derivative Risk.  Some Portfolio Funds may use derivative instruments which derive their value from the value of an underlying asset, currency, or index.  The value of derivatives may rise or fall more capital than other investments and it is possible to lose more than the initial amount invested.

Leverage Risk.  Some Portfolio Funds may borrow money for leveraging and will incur interest expenses.  The NAV per share of a Portfolio Fund will increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

Short Sales Risk.  The Portfolio Funds may engage in short sales, which could cause a Portfolio Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.  This could cause the Fund’s performance to suffer to the extent that it invests is such a Portfolio Fund.

Concentration Risk.  Although the Funds do not intend to purchase shares of Portfolio Funds that are concentrated in any one sector, because the Portfolio Funds may hold securities of a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting a Fund to sector concentration risk.  Sector concentration risk is the possibility that a certain sector may underperform other sectors or the market as a whole.  Sectors possess particular risks that may not affect other sectors.  As a result, if a Portfolio Fund is concentrated in a particular sector, it will be subject to greater risk of loss from adverse economic, business or other developments affecting that sector than if its investments were diversified across different sectors.

New Fund Risk:  The Funds were formed in 2009, and the Advisor has not previously managed an investment company registered under the 1940 Act. Accordingly, investors in the Funds bear the risk that the Funds may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders.

New Advisor Risk: The Advisor was formed and registered as an investment adviser in 2009; therefore, the Advisor does not have previous experience running a registered investment adviser or managing a mutual fund.  Accordingly, investors in the Funds bear the risk that the Advisor’s inexperience managing a fund may limit its effectiveness.  The experience of the portfolio manager is discussed in the Management section of this Prospectus.

Risks of Investing in the FMX Growth Allocation Fund.  In addition to the principal risk factors discussed above under “Principal Risks of Investing in the Funds – General Risks”, the FMX Growth Allocation Fund is subject to the following additional principal risk factors:

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Small-Cap and Mid-Cap Securities Risk.  The Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the FMX Growth Allocation Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Foreign Securities and Emerging Markets Risk.  The Portfolio Funds may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to domestic issuers and, as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

The Portfolio Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Risks of Investing in the FMX Total Return Fund.  In addition to the principal risk factors discussed above under “Principal Risks of Investing in the Funds – General Risks”, the FMX Total Return Fund is subject to the following additional principal risk factors:

Interest Rate and Credit Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities generally involve greater risk than those with shorter maturities.  Issuers of fixed income securities might be unable to make principal and interest payments when due.

High-Yield Risk.  Portfolio Funds may invest in fixed income securities that are rated below investment grade, such as “junk bonds”.  Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on

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issuers of higher grade securities.  The additional risks of these types of investments include an increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.  Additionally, these instruments are generally unsecured and may be subordinated to other creditor’s claims.

Inflation Risk.  Fixed income securities are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Risks of Investing in Corporate Debt Securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Risks of Investing in Convertible Securities.  Convertible securities are fixed income securities that a Portfolio Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Risks of Investing in TIPS.  The FMX Total Return Fund is subject to certain risks to the extent that the Portfolio Funds invest in Treasury Inflation-Protected Securities (TIPS).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with a deflation (a drop in the CPI), the principal decreases. When TIPS mature,

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you are paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

WHO MAY WANT TO INVEST IN THE FUNDS?

The FMX Growth Allocation Fund may be appropriate for long-term investors who are willing to accept an above-average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings.  The FMX Growth Allocation Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

The FMX Total Return Fund may be appropriate for investors seeking growth of capital and current income consistent with the assumption of a low to moderate level of market risk associated with investing in a portfolio that depends largely on the value of fixed income securities.  The FMX Total Return Fund may not be appropriate for investors seeking capital appreciation or wishing to avoid current taxable income.

PERFORMANCE INFORMATION

Because the Funds have not been in operation for an entire calendar year, there is no performance information to be presented here.  You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds.

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FEES AND EXPENSES OF THE FUNDS

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds:

Shareholder Fees for the Funds
(fees paid directly from your investment)

	Growth Allocation	Total Return

Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Redemption Fee (as a % of amount redeemed)1	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses for the Funds
(expenses that are deducted from Fund assets as a % of net assets)

	Growth Allocation	Total Return
Management Fees 2	0.95%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses 3	0.50%	0.50%
Acquired Fund Fees and Expenses 4	1.02%	0.70%
Total Annual Fund Operating Expenses 5	2.47%	1.90%

1.  While the Funds do not charge a redemption fee, the Funds may require reimbursement from investors who request that their redemptions be wired for wiring fees charged to the Funds by its custodian.  Such wiring fees generally shall not exceed $20.

2.  For its services, the Advisor receives a management fee described in more detail in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

3.  The Funds have entered into a consolidated fee arrangement with the Funds’ administrator that covers the regular operating expenses of each Fund for an inclusive fee based on each Fund’s average daily net assets.  See the section of the Funds’ Statement of Additional Information (“SAI”) entitled “Management and Other Services Providers – Administrator” for more detailed information.  Beyond the fee paid to the administrator, the Funds do not anticipate that shareholders of the Funds will incur any Other Expenses in the current fiscal year.

4.  Acquired Funds Fees and Expenses are fees and expenses of investment companies in which the Funds invest.  The Funds calculate the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.

5.  Since the Funds are newly organized, these expenses are based on estimated expenses for the current fiscal year at an average Fund net asset level of $20 million and include expenses related to “Acquired Funds”.  The “Total Annual Fund Operating Expenses” will not match the ratios of expenses to average net assets in the Funds’ Financial Highlights, which reflect the operating expenses of the Funds but do not include expenses related to Acquired Funds.

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Example:  This example shows you the expenses you may pay over time by investing in the Funds.  Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds.  The example assumes the following conditions:

(1)      You invest $10,000 in the Fund for the periods shown;
(2)      You reinvest all dividends and distributions;
(3)      You redeem all of your shares at the end of those periods;
(4)      You earn a 5% return each year; and
(5)      The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

Fund	1 Year	3 Years
Growth Allocation	$250	$770
Total Return	$193	$597

OTHER INVESTMENT POLICIES AND RISKS

An investment in the Funds should not be considered a complete investment program.  Whether the Funds are an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading or other speculative strategies and styles will not find the Funds to be appropriate investment vehicles if they want to invest in the Funds for a short period of time.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds will seek to make portfolio holdings information available at the following website, http://www.ncfunds.com, following the end of each calendar month.  To reach this information, click on “Fund Search” from the menu options offered near the top of the page.  Then search for the Funds using key words such as “FMX.”  On the following page, select the link for the FMX Growth Allocation Fund or the FMX Total Return Fund.  Under the section of the next page entitled “Portfolio Holdings,” there will be a link to the list of the Fund’s complete portfolio holdings entitled “Click To View.”  This information is generally posted to the website within ten days of the end of each calendar month and remains available until new information for the next calendar month is posted.  Additional descriptions of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Funds’ SAI.

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MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Funds’ investment advisor is FolioMetrix of 9940 SW Arborcrest Way, Portland, OR 97225.  The Advisor serves in that capacity pursuant to an investment advisory agreement with the Funds.  Subject to the authority of the Funds’ Board of Trustees (“Trustees”), the Advisor provides guidance and policy direction in connection with its daily management of the Funds’ assets.  The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

As the President and CEO of FolioMetrix, Mr. D. Jerry Murphey oversees the investment management process that selects and monitors the Portfolio Funds.  Prior to forming FolioMetrix, Mr. Murphey served as an Investment Management Consultant for Prudential Investments, Wealth Management Solutions for 9 years.  Mr. Murphey also was managing director at Dearborn Financial Institute, where he headed Dearborn’s worldwide operations.  He started his career on Wall Street as cofounder and Vice President of Mutual Data Incorporated, Inc., a financial services research and consulting firm in 1991.

The Funds’ SAI provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Funds.

Advisor Compensation.  As full compensation for the investment advisory services provided to the FMX Growth Allocation Fund, the Advisor receives a monthly fee based on the FMX Growth Allocation Fund’s average daily net assets.  The minimum annual rate is 0.00% on average daily net assets under $11,000,000 and gradually increases to a maximum annual rate of 0.95% on average daily net assets of $39 million or more.

As full compensation for the investment advisory services provided to the FMX Total Return Fund, the Advisor receives a monthly fee based on the FMX Total Return Fund’s average daily net assets.  The minimum annual rate is 0.00% on average daily net assets under $13,000,000 and gradually increases to a maximum annual rate of 0.70% on average daily net assets of $41 million or more.

Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Trustees’ basis for approving the investment advisory contracts for the Funds can be found, once available, in the Funds’ semi-annual report to shareholders for the period ended November 30, 2009.  You may obtain a copy of the semi-annual report, free of charge, upon request to the Funds.

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BOARD OF TRUSTEES

The Funds are series of the Starboard Investment Trust (“Trust”), an open-end management investment company that was organized as a Delaware statutory trust on May 13, 2009.  The Trustees supervise the operations of the Funds according to applicable state and federal law, and are responsible for the overall management of the Funds’ business affairs.

ADMINISTRATOR

The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds (with the exception of registration and filing fees), and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and fee agreement, the Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; and fidelity bond and Trustees’ liability insurance premiums.

TRANSFER AGENT

Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as the transfer agent and dividend-disbursing agent of the Funds.  As indicated later in the section of this prospectus entitled “Investing in the Funds,” the Transfer Agent will handle orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds.

DISTRIBUTOR

Capital Investment Group, Inc. (“Distributor”) is the principal underwriter and distributor of the Funds’ shares and serves as the Funds’ exclusive agent for the distribution of the Funds’ shares.  The Distributor may sell the Funds’ shares to or through qualified securities dealers or others.

Other Expenses.  The Funds will be separately responsible for any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.  All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the  nature of the services performed and relative applicability to each series.  The Funds do not anticipate any such expenses to be allocated to the Funds in the current fiscal year.

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INVESTING IN THE FUNDS

MINIMUM INVESTMENT

The Funds’ shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Funds.  The minimum initial investment is $1,000 and the minimum additional investment is $100.  The Funds may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining a Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value (“NAV”) after an order is received, subject to the order being accepted by the Funds in good form.  An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount.  Each Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.  To the extent that the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.  The NAV per share of each Fund is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange (“NYSE”).  The Funds do not calculate NAV on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of a Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Funds normally use third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation.

Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security.  The Funds’ policies regarding fair value pricing are intended to result in a calculation of each Fund’s NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from

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the price next available for that portfolio security using the Funds’ normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Funds’ normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Funds’ normal pricing procedures.  The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Funds’ normal pricing procedures.  To the extent the Funds invest in other open-end investment companies that are registered under the Investment Company Act of 1940, the Funds’ net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.  The Trustees monitor and evaluate the Funds’ use of fair value pricing, and periodically review the results of any fair valuation under the Funds’ policies.

Other Matters.  Purchases and redemptions of shares by the same shareholder on the same day will be netted for each Fund.

BUYING OR SELLING SHARES
THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Funds through an authorized financial intermediary (such as a financial planner or advisor).  To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day.  Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Funds on time.  Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers.  Under this arrangement, the financial intermediary must send your payment to the Funds by the time they price their shares on the following business day.  The Funds are not responsible for ensuring that a financial intermediary carries out its obligations.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

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PURCHASING SHARES

Purchases can be made directly from the Funds by mail or bank wire.  The Funds have also authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds.  Such orders will be deemed to have been received by the Funds when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Funds in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Funds reserve the right to (i) refuse to accept any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.

Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Funds.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Funds, Administrator, and Transfer Agent.  The Funds will charge a $35 fee and may redeem shares of the Funds owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the Funds, to:

FMX Funds
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN and TIN are met.

Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.

Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value.  The minimum additional investment is $100.  Before adding funds by bank wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account

15

identification number.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Funds will automatically charge the shareholder’s checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

Share Certificates.  The Funds normally do not issue share certificates.  Evidence of ownership of shares is provided through entry in the Funds’ share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Funds will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor.  The Funds may also ask to see the driver’s license or other identifying documents of the investor.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Funds receive this required information.  In addition, if after opening the investor’s account the Funds are unable to verify the investor’s identity after reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Funds close an investor’s account because the Funds could not verify the investor’s identity, the Funds will value the account in accordance with the next NAV calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Funds will not be responsible for any losses incurred due to the Funds’ inability to verify the identity of any investor opening an account.

16

REDEEMING YOUR SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

FMX Funds
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include the following:

(1)
Your letter of instruction specifying the account number and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Funds may delay forwarding a redemption check for recently purchased shares while the Funds determine whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908).  The confirmation instructions must include the following:

(1)      Name of Fund;
(2)      Shareholder name and account number;
(3)      Number of shares or dollar amount to be redeemed;
(4)      Instructions for transmittal of redemption proceeds to the shareholder; and
(5)      Shareholder signature as it appears on the application on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution

17

($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds.  See “Signature Guarantees” below.

The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds’ custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds.  Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Funds to be genuine.  The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Funds will not be liable for any losses due to fraudulent or unauthorized instructions.  The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan.  A shareholder who owns shares of a Fund valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”) to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the Funds will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash.  Call or write the Funds for an application form.

Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account NAV up to at least $1,000 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions in Kind.  The Funds do not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds’ NAV

18

per share.  Shareholders receiving them may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of a Fund’s NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Funds’ election.

Signature Guarantees.  To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous.  The Funds reserve the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared.  The Funds may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the NYSE is closed, trading is restricted by the Securities and Exchange Commission (“SEC”), or the SEC declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the SEC for the protection of the Funds’ shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds.  These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Advisor of the Funds’ portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for the Funds’ portfolio securities, as well as overall adverse market, economic, political, or other

19

conditions that may affect the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds.

The Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage such activity by shareholders of the Funds.  The Funds do not accommodate Frequent Trading.  Under the adopted policy, the Transfer Agent provides a daily record of shareholder trades to the Advisor.  The Transfer Agent also monitors and tests shareholder purchase and redemption orders for possible incidents of Frequent Trading.  The Advisor has the discretion to limit investments from an investor that the Advisor believes has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders in the respective Fund by the Funds’ refusal to accept further purchase and/or exchange orders from such investor.  The Funds’ policy regarding Frequent Trading is to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000 on two or more occasions during a 60 calendar day period.  In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the respective Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction.

The Advisor intends to apply this policy uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks (“Intermediary Accounts”).  Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to the Funds.  Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to the Funds.  Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading.  In addition, the policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute Frequent Trading activity, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the Funds and redeems immediately after recognizing the error).  The investor shall have the burden of proving to the sole satisfaction of the Advisor that a frequent purchase and redemption pattern was a result of an inadvertent error.  In such a case, the Advisor may choose to accept further purchase and/or exchange orders from such investor account.

20

OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Funds’ SAI.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.

The Funds will distribute most of their income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2009) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

Because the Funds are newly organized, there is no financial or performance information in this prospectus.  You may request a copy of the Funds’ annual and semi-annual reports, once available, at no charge by calling the Funds at 1-800-773-3863.

21

______________________________________________________________________________

ADDITIONAL INFORMATION

FMX Funds

______________________________________________________________________________

Additional information about the Funds is available in the Funds’ SAI, which is incorporated by reference into this prospectus.  Additional information about the Funds’ investments will be available in the annual and semi-annual reports to shareholders.  The annual reports will include a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds’ SAI and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:

By telephone:	1-800-773-3863
By mail:	FMX Funds c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number 811-22298

CARITAS ALL-CAP GROWTH FUND

Ticker Symbol: CTSAX

PROSPECTUS

October 1, 2009

Advised by: Caritas Capital LLC 5950 Fairview Road Suite 610 Charlotte, NC 28210

1-800-773-3863
www.caritascapital.com

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

With regards to subscriptions, please note that although the Fund has a currently effective registration statement, the Fund is not fully operational.  As such, the Fund will not be able to invest your subscription payment in accordance with the Fund's investment strategy until such time as Caritas Capital LLC (“Caritas Capital”) has been registered with the SEC as an investment advisor.  Caritas Capital's registration is expected to be effective by the end of October 2009, but Caritas Capital cannot be certain of the timing.  Until such time, all subscription payments received and accepted by the Fund will be placed in a non interest-bearing account maintained in the name of the Fund.  Investors should be aware that all Fund subscriptions received under this temporary arrangement will be subject to normal Fund expenses and fees as disclosed in this prospectus.  As such, there could arise situations in which the amount of the subscription payment received under the temporary arrangement could be worth less than the amount later withdrawn under the temporary arrangement as a result of application of the Fund’s fees and expenses to the subscription payment.  Therefore, before making a subscription payment, investors should consider whether this temporary arrangement is acceptable.   If this temporary arrangement is not acceptable, investors are strongly encouraged to consider whether it is appropriate to remain a shareholder of the Fund.

Please do not hesitate to call Caritas Capital or the Fund directly at 800-773-3863 should you have any questions regarding the use of your subscription payment(s) during this time.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY	2
PERFORMANCE	4
FEES AND EXPENSES	5
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS	6
MANAGEMENT OF THE FUND	8
HOW SHARES ARE PRICED	9
HOW TO PURCHASE SHARES	10
HOW TO REDEEM SHARES	14
BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY	16
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	17
FREQUENT TRADING	17
DISTRIBUTION OF SHARES	18

RISK/RETURN SUMMARY

This Prospectus describes the Caritas All-Cap Growth Fund (the “Fund”) a series of Starboard Investment Trust, a Delaware statutory trust (the “Trust”).  Caritas Capital LLC (the “Advisor”) is the Fund’s investment advisor.

Investment Objective

The Fund seeks capital appreciation.  The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund intends to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund’s long positions in equity securities through investments in “short” exchanged traded funds (“ETFs”).  A “short” ETF is an investment company that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The Fund invests in companies of all sizes traded on any United States stock exchange or over-the-counter market (“Universe”).  The Universe is not limited by market capitalization or industry segmentation, and may include large-, mid-, small- and micro- cap companies.  The Advisor generally selects common stocks based on fundamental, bottom up research.  Other factors that influence investment decisions include economic and technical analysis.  The Fund will generally hold each of its equity positions from one to three years.  The Advisor, may, however, trade the Fund’s portfolio more actively if market conditions warrant.

The Fund typically holds 25-40 equity investments at any one time.  However, from time to time, the Fund may hold more or less than this number.  When selecting equity securities for the Fund, the Advisor looks for some of the following characteristics:

o	Stocks with per share prices above $5.00.
o	Stocks with average daily trading volumes of at least 100,000 during prior year.
o	Projected earnings growth greater than the S&P 500 Index.
o
Stocks that the Advisor believes have upside potential that is three or more times greater than the stock’s downside risk based on the Advisor’s research.  The Advisor typically looks for stocks whose current price-to-book ratio is below its 5-year average and whose price-to-forward earnings ratio relative to the S&P 500 index is below historical average.

The Advisor will typically choose ETFs that directly hold short positions in a broad index of securities of which the Fund’s portfolio securities may be a part.  The Advisor will typically sell a security held by the Fund when the security reaches a price target (floor or ceiling) as determined by the Advisor, the fundamentals of the security change, or to pursue opportunities that the Advisor believes will be of greater benefit to the Fund.

2

Principal Risks

As with all mutual funds, there is the risk that you could lose of some or all of the principal amount invested in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will.

o
Stock Market Risk.  Stock markets can be volatile.  In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

o
Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than that of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

o
Short Sale Strategy Risk.  The Fund may invest in ETFs that sell equity securities short.  If a security sold short increases in price, the underlying ETF may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the ETF also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the ETF may be required to pay in connection with the short sale.  In addition, because losses on a short sale arise from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

o
Smaller Capitalization Securities Risk.  Direct investments in individual smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

o
Risks Associated with Investing in ETF.  The Fund may invest in ETFs.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  You will indirectly bear fees and expenses charged by ETFs in addition to the Fund’s direct fees and expenses.  Additional risks of investing in ETFs are described below:

•
ETF Strategies.  Each ETF in which the Fund invests is subject to specific risks, depending on the nature of such ETF.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few.

•
Tracking Risks.  Investment in the Fund should be made with the understanding that the ETFs in which the Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance

3

 of the securities.  In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

•
Risks Related to ETF Net Asset Value and Market Price.  The market value of the ETF shares may differ from their net asset value.  This difference in price may be because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.  Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

o
Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  In addition, the Advisor has no experience managing a mutual fund.  Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), and the Internal Revenue Code that do not apply to the Advisor’s management of individual and institutional accounts.  As a result, investors cannot judge the Advisor by its past performance and the Advisor may not achieve its intended result in managing the Fund.

The Fund is exposed to other risks as well.  Please refer to the section below entitled “Risks” for more details regarding additional risk factors that you should consider before investing.

PERFORMANCE

Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is available for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

4

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Fund.  Shareholder Fees are those paid directly from your investment and may include sales loads or redemption and exchange fees.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (1) (as a percentage of amount redeemed)	2.00%
Exchange Fee	None
Maximum Account Fee	None

            Annual Fund Operating Expenses
         (expenses that are deducted from Fund assets as a % of net assets)

Management Fees(2)	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (3)	0.79%
Acquired Fund Fees and Expenses (ETF) (4)	0.14%
Total Annual Fund Operating Expenses(5)	2.43%
Fee Waiver and/or Expense Limitation (6)	0.34%
Net Annual Fund Operating Expenses(5)	2.09%

(1)
The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.  A redemption fee will not be charged on involuntary redemptions.  The Fund may also require reimbursement from investors who request that their redemptions be wired for wiring fees charged to the Fund by its custodian.  Such wiring fees generally shall not exceed $20.

(2)	For its services, the Advisor receives a management fee described in more detail in the section of this prospectus entitled “Management of the Funds – Investment Advisor.”

(3)
These expenses, which include custodian, transfer agency, shareholder servicing, and other customary fund expenses are based on estimated amounts for the Fund’s current fiscal year.  These expenses do not include the expenses of the ETFs in which the Fund invests, which may be duplicative of the Fund’s expenses.

5

(4)
Acquired Funds Fees and Expenses are fees and expenses of investment companies in which the Funds invest.  The Funds calculate the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.

(5)
Since the Funds are newly organized, these expenses are based on estimated expenses for the current fiscal year at an average Fund net asset level of $20 million and include expenses related to “Acquired Funds”.  The “Total Annual Fund Operating Expenses” will not match the ratios of expenses to average net assets in the Funds’ Financial Highlights, which reflect the operating expenses of the Fund but do not include expenses related to Acquired Funds.

(6)
The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.70% of the average daily net assets of the Fund through August 31, 2010.  It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$775	$1,258

ADDITIONAL INFORMATION ABOUT
PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Micro-Capitalization Companies

Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.  Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

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Exchange Traded Funds

The Fund may invest in securities commonly referred to as “exchange traded funds” or “ETFs”, whose shares are listed and traded on U.S. stock exchanges.  Some ETFs attempt to track the returns of the relevant index (or in the case of “short” ETFs, the opposite of the returns of a relevant index) by investing in accordance with the market capitalization of each security in the index, while others invest equal amounts in each security without regard to market capitalization.

ETFs combine the advantages of stocks with those of index funds.  ETFs are designed to closely follow the index they track.  ETF fund managers may replicate the index in its entirety by owning every security or instrument in the index according to its set weighting, or in some cases they may “optimize” (replicate the index as closely as possible without having to own each security).

ETFs can be classified under one of the following structures: open-end index fund, unit investment trust (UIT) and grantor trusts.  Unlike closed-end funds, ETFs have the capability to continuously offer shares through a unique creation and redemption process, which means that the number of outstanding shares may be increased or decreased on a daily basis as necessary to reflect demand.  ETFs have the capability to avoid trading at large premiums and discounts to their Net Asset Values.  Open-end index funds and UITs are registered under the 1940 Act.  ETFs incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses.  Therefore, ETF shareholders (such as the Fund) will pay their proportionate share of these expenses.

ETFs that attempt to track a particular index will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ abilities to track their applicable indices.  The strategy of investing in ETFs could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes you pay.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.  The Fund will purchase ETFs that are either no-load or waive the sales load for purchases made by the Fund.

Temporary Investments

To respond to adverse market, economic, political, or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, and repurchase agreements.  While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds’ advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

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Portfolio Holdings Disclosure

A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.

MANAGEMENT OF THE FUND

Investment Advisor

Caritas Capital LLC (the “Advisor”), 5950 Fairview Road, Suite 610, Charlotte, North Carolina 28210, serves as investment advisor to the Fund.  The Advisor is a newly formed company, created for the specific purpose of managing this and other mutual funds and, as of the date of this Prospectus, manages no other assets.

Pursuant to the Investment Advisory Agreement between the Fund and the Advisor, the Advisor is responsible for selecting the Fund's investments according to the Fund’s investment objective, polices, and restrictions.  The Advisor also provides certain management and administrative services to the Fund.  The Fund pays the Advisor, on a monthly basis, an annual advisory fee of 1.25% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be provided in the Fund’s semi-annual shareholder report dated November 30, 2009.

The Advisor has contractually agreed to waive all or part of its advisory fee and to reimburse expenses at least until August 31, 2010, to ensure that the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) will not exceed 1.70% of average daily net assets for Fund shares.  It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees.

In addition to payments made by the Fund pursuant to its Rule 12b-1 distribution plan, the Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers, and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule, or regulation.

Portfolio Manager

Robert G. Fontana, CFA is primarily responsible for the day-to-day management of the Fund and is a founding member of the Advisor.  In addition to serving as the President and Chief Investment Officer of the Advisor, Mr. Fontana is a portfolio manager for Portfolio Capital Management, a position he has held since 2006.  From 2001 to 2006, Mr. Fontana served as Portfolio Manager for Covenant Capital, LLC.  From 1998 to 2001, Mr. Fontana served as a financial analyst with Wachovia Securities (and its predecessor firms).  Mr. Fontana received his Masters in Business Administration from Duke University's Fuqua School of Business and his Bachelor of Science in Foreign Service from Georgetown University.

The Fund’s Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

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HOW SHARES ARE PRICED

The price at which you purchase or redeem shares is based on the next calculation of net asset value (“NAV”) after an order is received, subject to the order being accepted by the Fund in good form.  The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.  The NAV per share of the Fund is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange (“NYSE”).  The Fund does not calculate NAV on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees.  In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third-party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation.

Pursuant to policies adopted by the Board of Trustees, the Advisor consults with the fund administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Fund’s Fair Value Committee) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV are based upon the NAV reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.  The Board of Trustees monitors and evaluates the Fund’s use of fair value pricing, and periodically reviews the results of any fair valuation under the Fund’s policies.

Other Matters

Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund.

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HOW TO PURCHASE SHARES

Shares of the Fund are offered at their public offering price, which is net asset value per share plus the applicable sales charge.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  The following sales charges apply to your purchases of shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $24,999	5.75%	6.10%	5.50%
$25,000 to $49,999	5.50%	5.82%	5.25%
$50,000 to $99,999	4.75%	4.99%	4.50%
$100,000 to $249,999	3.75%	3.90%	3.50%
$250,000 to $499,999	2.50%	2.56%	2.25%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	1.00%	1.01%	0.75%

From time to time, dealers who receive dealer discounts and brokerage commissions from the Fund’s distributor, Capital Investment Group, Inc. (“Distributor”), may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended by the Distributor.  The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Consistent with the policies of this Prospectus, certain investments may be combined for purposes of purchasing Fund shares with a lower sales charge.

○
Aggregating Accounts.  Investors and members of the same family may aggregate investments in Fund shares held in all accounts (e.g., non-retirement and retirement accounts) at the Fund and with certain financial intermediaries in order to obtain a reduced sales charge.

○
Rights of Accumulation.  The sales charge applicable to a purchase of Fund shares by an investor is determined by adding the purchase price of the shares to be purchased to the aggregate value of Fund shares previously purchased and then owned, provided the Distributor is notified by the investor or their broker-dealer each time a purchase is made which would so qualify.  For example, an investor who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns Fund shares with an aggregate value of $250,000 would pay a sales charge of 2.50% of the offering price on the new investment.

○
Letter of Intent.  Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the “Letter of Intent” section of the Fund shares application.  Information about the “Letter of Intent” procedures, including its terms, is contained in the SAI and on the Fund shares application.

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○
Group Plans.  Shares of the Fund may be sold at a reduced or eliminated sales charge to certain group plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by its employees, members, or participants.  Information about such arrangements is available from the Distributor.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Fund, the Distributor, or their broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated in order to obtain a reduced sales charge.  An investor may be required to provide the Fund, the Distributor, or their broker-dealer certain information to verify eligibility for a reduced sales charge.  This information may include, to the extent applicable, the following: (i) information or records regarding Fund shares eligible to be aggregated that are in all accounts held directly with the Fund by the investor; (ii) information or records regarding Fund shares eligible to be aggregated that are in accounts held with broker-dealers by the investor; and (iii) information or records regarding Fund shares eligible to be aggregated that are in accounts held with the Fund or with any broker-dealers by related parties of the investor, such as members of the same family or certain qualified groups.  See the SAI for additional information on reduced sales charges.

Waived Sales Charges

Under certain conditions, Fund shares may be purchased without a front-end sales charge.  These conditions may include purchases made through or by the following:

○	Employee benefit plans having more than 25 eligible employees or a minimum of $250,000 in assets under management.

○	Employees of dealers that are members of the Financial Industry Regulatory Authority, Inc. (FINRA), members of their immediate families, and their employee benefit plans.

○	Certain trust companies, bank trust departments, and investment advisers that invest on behalf of their clients and charge account management fees.

○	Participants in “no transaction fee” programs of discount brokerages that maintain an omnibus account with the Fund.

○	Individuals investing distributions from tax-deferred savings and retirement plans.

○
Individuals purchasing shares with redemption proceeds (made within the previous 180 days) of another mutual fund where a sales charge has previously been charged (proof of the redemption date may be required).

The Advisor may also waive the front-end sales charges under certain other conditions.  Please contact the Advisor or the Distributor to determine eligibility for waived front-end sales charges.

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Minimum and Additional Investment Amounts

The minimum initial investment to open an account is $2,500 for regular accounts and $1,000 for retirement plans and automatic investment plans.  The minimum subsequent investment is $100.  Lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.

Purchasing Shares

Purchases can be made directly from the Fund by mail or bank wire.  The Fund has also authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund.  Such orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Fund in good form.  An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Fund reserves the right to (i) refuse to accept any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.

Regular Mail Orders

Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Fund, Fund administrator, and Fund transfer agent.  The Fund will charge a $35 fee and may redeem shares of the Fund owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund shares application and mail it, along with your check made payable to the Fund, to:

Caritas All-Cap Growth Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN and TIN are met.

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Bank Wire Orders

Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.

Additional Investments

You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value.  The minimum additional investment is $100.  Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan

The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.

Share Certificates

The Fund normally does not issue share certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account

Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  When an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see a driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened until the Fund receives this required information.  In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund could not verify the investor’s identity, the Fund will value the account in accordance with the next NAV calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

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HOW TO REDEEM SHARES

Regular Mail Redemptions

Regular mail redemption requests should be addressed to:

Caritas All-Cap Growth Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include the following:

(1)      Your letter of instruction specifying the account number and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)      Any required signature guarantees (see “Signature Guarantees” below); and

(3)      Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Fund may delay forwarding a redemption check for recently purchased shares while the Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions

Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908).  The confirmation instructions must include the following:

(1)      Name of Fund;
(2)      Shareholder name and account number;
(3)      Number of shares or dollar amount to be redeemed;
(4)      Instructions for transmittal of redemption proceeds to the shareholder; and
(5)      Shareholder signature as it appears on the application on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial

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institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund.  See “Signature Guarantees” below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund shares application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions.  The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan

A shareholder who owns shares of the Fund valued at $50,000 or more at the current offering price may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”) to receive a monthly or quarterly check in a stated amount (not less than $500).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.

Minimum Account Size

The Board of Trustees reserves the right to redeem involuntarily any account having a NAV of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account NAV up to at least $1,000 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions in Kind

The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Board of Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per

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share.  Shareholders receiving them may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of a Fund’s NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

Signature Guarantees

To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous

The Fund reserves the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared.  The Fund may also suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed, trading is restricted by the Securities and Exchange Commission (“SEC”), or the SEC declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

BUYING OR SELLING SHARES
THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through an authorized financial intermediary (such as a financial planner or advisor).  To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day.  Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Fund on time.  Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers.  Under this arrangement, the financial intermediary must send your payment to the Fund by the time shares are priced on the following business day.  The Fund is not responsible for ensuring that a financial intermediary carries out its obligations.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

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TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Fund’s statement of additional information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2009) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FREQUENT TRADING

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund.  These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Fund’s portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for the Fund’s portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Fund.

The Board of Trustees has adopted a policy with respect to Frequent Trading that is intended to discourage such activity by shareholders of the Fund.  The Fund does not accommodate Frequent Trading.  Under the adopted policy, the Fund’s transfer agent provides a daily record of shareholder trades to the Advisor.  The Fund’s transfer agent also monitors and tests shareholder purchase and redemption orders for possible incidents of Frequent Trading.  The Advisor has the discretion to limit investments from an investor that the Advisor believes has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders in the Fund by refusing to accept further purchase and/or exchange orders from such investor.  The Fund’s policy regarding Frequent Trading is to limit investments from investor accounts that purchase and redeem shares

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over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000 on two or more occasions during a 60 calendar day period.  In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction.

The Advisor intends to apply this policy uniformly, except that the Fund may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks (“Intermediary Accounts”).  Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to the Fund.  Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to the Fund.  Accordingly, the ability of the Fund to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Fund could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading.  In addition, the policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute Frequent Trading activity, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error).  The investor shall have the burden of proving to the sole satisfaction of the Advisor that a frequent purchase and redemption pattern was a result of an inadvertent error.  In such a case, the Advisor may choose to accept further purchase and/or exchange orders from such investor account.

DISTRIBUTION OF SHARES

Rule 12b-1 Distribution Plan

The Board of Trustees of the Starboard Investment Trust has adopted on behalf of the Fund, a distribution plan pursuant to Rule 12b-1 under the 1940 Act to pay for certain distribution activities and shareholder services with respect to the Fund’s assets.  Under the 12b-1 distribution plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.

Because these distribution and shareholder service fees are paid out of the Fund’s assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Fund and cost investors more than other types of sales loads.

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Distributor

Capital Investment Group, Inc., is the Distributor for the shares of the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (FINRA).  Shares of the Fund are offered on a continuous basis.

Additional Compensation to Financial Intermediaries

The Distributor, its affiliates, and the Advisor may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives, and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

FINANCIAL HIGHLIGHTS

Because the Fund is newly organized, there is no financial or performance information in this prospectus.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.

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CARITAS ALL-CAP GROWTH FUND

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s Statement of Additional Information dated September 30, 2009 (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust’s policies and management.  Additional information about the Fund’s investment strategies is also available in the Fund’s Annual and Semi-Annual Reports to Shareholders.  In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The Fund’s statement of additional information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:

By telephone:	1-800-773-3863

By mail:	Caritas All-Cap Growth Fund
c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365

By e-mail:	shareholders@ncfunds.com

On the Internet:	www.caritascapital.com

Information about the Fund (including the statement of additional information) can also be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Investment Company Act file number 811-22298

PART B

FORM N-1A

STATEMENT OF ADDITIONAL INFORMATION

FMX Funds
FMX Growth Allocation Fund
FMX Total Return Fund

October 1, 2009

Each a series of the
Starboard Investment Trust
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802-0069

Telephone 1-800-773-3863

Page

OTHER INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	10
PORTFOLIO TRANSACTIONS	11
DESCRIPTION OF THE TRUST	12
MANAGEMENT AND OTHER SERVICE PROVIDERS	14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	20
SPECIAL SHAREHOLDER SERVICES	22
DISCLOSURE OF PORTFOLIO HOLDINGS	23
NET ASSET VALUE	24
ADDITIONAL TAX INFORMATION	25
FINANCIAL STATEMENTS	27
APPENDIX A – DESCRIPTION OF RATINGS	28
APPENDIX B – PROXY VOTING POLICIES	32

This Statement of Additional Information is meant to be read in conjunction with the prospectus for the FMX Funds, dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the FMX Funds should be made solely upon the information contained herein.  Copies of the FMX Funds’ prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Funds at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the FMX Funds’ prospectus.

OTHER INVESTMENT POLICIES

Starboard Investment Trust (“Trust”) was organized on May 13, 2009 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The FMX Growth Allocation Fund and the FMX Total Return Fund (each a “Fund” and collectively, “Funds”) are separate diversified series of the Trust.  The Funds’ investment advisor is FolioMetrix, LLC (the “Advisor” or “FolioMetrix”).  The Prospectus describes each Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Funds.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds.  Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Funds may invest.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Funds’ investment program will be successful.  Investors should carefully review the descriptions of the Funds’ investments and their risks described in the Funds’ prospectus and this Statement of Additional Information.

Investment Companies.  The Funds will invest in securities of other investment companies, including, without limitation, money market funds and exchange traded funds.  The Funds expect to rely on Rule 12d1-1 under the Investment Company Act of 1940, as amended (“1940 Act”) when purchasing shares of a money market fund.  Under Rule 12d1-1, the Funds may generally invest without limitation in money market funds as long as the Funds pay no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority, or service fee, as defined in Rule 2830(b)(9) of the Conduct Rules of the Financial Industry Regulatory Authority, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund; or the Advisor waives its management fee in an amount necessary to offset any sales charge or service fee.  The Funds expect to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds.  Under Section 12(d)(1)(F), a Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock.  To the extent this limitation applies to an investment the Funds wish to make, the Funds may be prevented from allocating its investments in the manner that the Advisor considers optimal.  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Funds under Section 12(d)(1)(F), then the Funds will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Funds in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:

Multiple Layers of Fees.  By investing in other investment companies indirectly through the Funds, prospective investors will directly bear the fees and expenses of the Funds’ Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies’ managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Funds.

Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Funds have no control over the risks taken by the underlying investment companies in which they invest.

Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies’ managers, the Advisor will have little or no means of independently verifying valuations of the Funds’ investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies’ managers.  In the event that such valuations prove to be inaccurate, the NAV of the Funds could be adversely impacted and an investor could incur a loss of investment in the Funds.

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Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Funds may not be able to redeem their interests in other investment companies’ securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Funds are unable to redeem interests in other investment companies, the Funds may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Funds’ investments and an investor could incur a loss of investment in the Funds.

Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies’ managers may target or concentrate other investment companies’ investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Funds’ portfolios (and by extension the value of an investment in the Funds) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.

Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value of the shares of the other investment companies and in the return on the other investment companies’ investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Funds’ investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Funds’ investments and an investor could incur a loss of investment in the Funds.

Exchange Traded Funds.  The Funds may invest in exchange traded funds (“ETF”).  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Funds and these costs and expenses will in turn increase the Funds’ expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Funds’ net asset values; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Funds may acquire.

Equity Securities.  The Funds may invest in equity securities, both directly and indirectly through the Funds’ investment in shares of other investment companies.  The equity portion of a Fund’s portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  In addition to common stocks, the equity portion of each Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Funds invest (either directly or indirectly through the Funds’ investment in shares of other investment companies) may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Funds to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could

3

also result in losses for the Funds.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Foreign Investment Risk.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Money Market Instruments.  The Funds may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Funds.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Funds will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Advisor’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Funds only through the Master Note program of the Funds’ custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Funds.

U.S. Government Securities.  The Funds may invest in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association (GNMA), as well as obligations of U.S. Government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), and The Tennessee Valley Authority (TVA).  U.S. Government securities may also be acquired subject to repurchase agreements.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Funds’ shares.

Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific asset(s) of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid.  The Funds may invest in all types of debentures, including corporate and government debentures.

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Derivative Instruments Risk.  When the Funds enter into short sales, options, futures, and other forms of financial derivatives, such as foreign exchange contracts, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions.  Derivatives may magnify the Funds’ gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Funds hold or intend to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Funds to greater risks.

The Funds’ ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Funds are hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Funds’ prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Funds may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:

•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds.  A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of the Funds’ foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds’ investments precisely over time.

Before a futures contract or option is exercised or expires, the Funds can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the Funds may close out a futures contract only on the exchange the contract was initially traded.  Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist.  If there is no secondary market for the contract, or the market is illiquid, the Funds may not be able to close out a position.  In an illiquid market, the Funds may:

•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.

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Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions.  For example:

•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.

If the Advisor incorrectly predicts securities market and interest rate trends, the Funds may lose money by investing in derivatives.  For example, if the Funds were to write a call option based on the Advisor’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Funds could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Funds were to write a put option based on the Advisor’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Funds could be required to purchase the security upon exercise at a price higher than the current market price.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Funds and they may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Funds may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The Funds may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Short Sales.  The Funds may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities.  A short sale is a transaction in which the Funds sell a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds cover the short position, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

6

To the extent the Funds sell securities short, the Funds will, in compliance with Section 18 of the 1940 Act and SEC Release 10666, segregate liquid assets (such as cash and U.S. Government securities) on the Funds’ books or in a segregated account at the Funds’ custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Funds will be marked to market daily.  To the extent the market price of the securities sold short increases and more assets are required to meet the Funds’ short sale obligations, additional assets will be segregated to ensure adequate coverage of the Funds’ short position obligations.  If the Funds do not have the assets to cover a short sale, then the Funds’ potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

In addition, the Funds may make short sales “against the box.”  A short sale is against the box to the extent a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.  The Funds will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Options.  The Funds may purchase and write put and call options on securities.  A Fund may write a call or put option only if the option is “covered” by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.  The purchase and writing of options involves certain risks.  During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Funds seek to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Funds may be unable to close out a position.

Futures Contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the Funds, upon entering into a futures contract (and to maintain the Funds’ open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.”  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable

7

price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds.  These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  The Funds are expected to earn interest income on initial and variation margin deposits.

The Funds will incur brokerage fees when they purchase and sell futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Funds will usually be liquidated in this manner, the Funds may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Funds to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Swaps.  The Funds may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.  In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  Use of swaps subjects the investor to risk of default by the counterparties.  If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.  An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

Forward Commitment and When-Issued Securities.  The Funds may purchase securities on a when-issued basis or for settlement at a future date if the Funds hold sufficient assets to meet the purchase price.  In such purchase transactions, the Funds will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Funds will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Advisor feels such action is appropriate.  In such a case, the Funds could incur a short-term gain or loss.

Repurchase Agreements.  A repurchase transaction occurs when, when an investor purchases a security (normally a U.S. Treasury obligation), it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Funds will retain or attempt to dispose of the collateral.  The Funds’ risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.

Illiquid Investments.  The Funds may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees of the Trust (the “Board” or “Trustees”), the Advisor determines the liquidity of the Funds’ investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Funds’ investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the

8

marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Funds’ rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted Securities.  Within its limitation on investment in illiquid securities, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Funds may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Funds may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities which can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds.  High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains.  If the Funds realize capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated portfolio turnover rates for the Funds are expected to be less than 100%.

Lending of Portfolio Securities.  In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Funds will lend securities, the Advisor will consider all relevant facts and circumstances.  The Funds may not lend securities to any company affiliated with the Advisor.  Each loan of securities will be collateralized by cash, securities, or letters of credit.  The Funds might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral, or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Funds any interest paid on the loaned securities, and the Funds may invest the cash collateral to earn additional income.  Alternatively, the Funds may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan.  Loans are subject to termination at the option of the Funds or the borrower at any time.  The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the

9

borrowers or lending agents.  This risk is increased when the Funds’ loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers the Funds may use, and the Funds may lend securities to only one or a small group of borrowers.  Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

Temporary Defensive Positions.  The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Funds may hold up to 100% of their portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Funds take a temporary defensive position, the Funds may not be able to achieve their investment objectives.

INVESTMENT LIMITATIONS

Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of a Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

Fundamental Restrictions.  As a matter of fundamental policy, each Fund may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;

(2)
Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)
Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);

(6)	Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(7)	Make investments for the purpose of exercising control or management over a portfolio company;

(8)
Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, and repurchase agreements shall not be deemed to be the making of a loan;

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(9)
With respect to 75% of its total assets, the Funds may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Funds’ total assets would be invested in that issuer’s securities.  This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities; or

(10)	The Funds will limit the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to a maximum of 25% of the Funds’ total assets.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities (“Permitted Senior Securities”), such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

With respect to the fundamental investment restrictions above (other than those involving Permitted Senior Securities), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.  The Advisor shall manage the Funds’ portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Funds (“Advisory Agreement”), which is described in detail under “Management and Other Service Providers – Investment Advisor.”  The Advisor serves as investment advisor for a number of client accounts, including the Funds.  Investment decisions for each Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.

Brokerage Selection. The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor may not give consideration to sales of shares of the Funds as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Funds’ shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the Advisor’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor’s past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting

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specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds.  Although such information may be a useful supplement to the Advisor’s own investment information in rendering services to the Funds, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Funds.

The Funds may invest in securities traded in the over-the-counter market.  In these cases, the Funds may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Funds may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Funds will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Funds’ interest.

Aggregated Trades. While investment decisions for the Funds are made independently of the Advisor’s other client accounts, the Advisor’s other client accounts may invest in the same securities as the Funds.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

Portfolio Turnover.  The annualized portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Funds may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Funds due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of three series: the FMX Growth Allocation Fund and FMX Total Return Fund managed by FolioMetrix and

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the Caritas All-Cap Growth Fund managed by Caritas Capital LLC.  Additional series and/or classes may be created from time to time.  The number of shares in the Trust shall be unlimited.  When issued for payment as described in the Funds’ prospectus and this Statement of Additional Information, shares of the Funds will be fully paid and non-assessable and shall have no preemptive or conversion rights.  The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of holders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.

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Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson (77)	Trustee, Chairman	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	4

Independent Trustee of the following: DGHM Investment Trust for the one series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).

James H. Speed, Jr. (56)	Trustee	Since 7/09	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	4

Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.

J. Buckley Strandberg (49)	Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management).	4	None.

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Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Other Officers
D. Jerry Murphey 9940 SW Arborcrest Way Portland, OR 97225	President (FMX Funds)	Since 7/09

Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).

				n/a	n/a
Daniel J. Boverman 9940 SW Arborcrest Way Portland, OR 97225	Treasurer (FMX Funds)	Since 7/09

COO and CFO of FolioMetrix, LLC since 2009; Principal of Boverman & Associates, LLC (management consulting) since 2009; previously, Senior Financial Executive for Glass & Associates, Inc. (management consulting).

				n/a	n/a
Robert G. Fontana 5950 Fairview Road Suite 610 Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09

President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management).

				n/a	n/a
T. Lee Hale, Jr.	Chief Compliance Officer	Since 7/09	Financial Reporting Manger for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a
Angela D. Mincher	Assistant Treasurer	Since 7/09	Systems Analyst for The Nottingham Company since 2005; previously, Fund Accountant for The Nottingham Company.	n/a	n/a

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of all the Trustees.  The Audit

15

Committee operates pursuant to an Audit Committee Charter and will meet periodically as necessary.  The Audit Committee also serves as the Trust's qualified legal compliance committee.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee will meet only as necessary.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how a Fund should vote, if called upon by the Board or the Advisor, when a matter with respect to which a Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or an affiliated person of the Funds, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if a Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee will meet only as necessary.

Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2008 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the FMX Growth Allocation Fund	Dollar Range of Equity Securities in the FMX Total Return Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Jack E. Brinson	A	A	A
James H. Speed, Jr.	A	A	A
J. Buckley Strandberg	A	A	A

* Includes all the funds of the Trust managed by the Advisor.

Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2008, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  The following table reflects the amount of estimated compensation to be received by each Trustee for the fiscal year to end May 31, 2010.

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Name of Trustee	Aggregate Compensation From each Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees*
Independent Trustees
Jack E. Brinson	$2,000	None	None	$6,000
James H. Speed, Jr.	$2,000	None	None	$6,000
J. Buckley Strandberg	$2,000	None	None	$6,000

*Each of the Trustees serves as a Trustee to all series of the Trust.

Codes of Ethics.  The Trust and Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust and Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Advisor’s code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust’s and Advisor’s code of ethics.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  The Trust’s Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Funds’ service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight by the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information.  No later than August 31st of each year, the Funds will file Form N-PX stating how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Funds at 1-800-773-3863; and (ii) on the SEC’s website at http://www.sec.gov.

Principal Holders of Voting Securities.  As of August 31, 2009, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 100% of the then outstanding shares of the FMX Growth Allocation Fund and 100% of the then outstanding shares of the FMX Total Return Fund.  On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Funds.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Funds as of August 31, 2009.

FMX Growth Allocation Fund

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent

D. Jerry Murphey 9940 SW Arborcrest Way Portland, OR 97225	5,000 shares	100%*

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FMX Total Return Fund

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent

D. Jerry Murphey 9940 SW Arborcrest Way Portland, OR 97225	5,000 shares	100%*

*Deemed a “control person” of the Fund as defined by applicable SEC regulations.  Such control may affect the voting rights of other shareholders.  For example, persons exercising control will have more ability to influence the outcome of matters submitted to shareholders to be voted upon.

Investment Advisor.  Information about the Advisor, FolioMetrix of 9940 SW Arborcrest Way, Portland, Oregon 97225, and its duties and compensation as Advisor is contained in the Funds’ prospectus.  The Advisor supervises the Funds’ investments pursuant to the Advisory Agreement.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds’ outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.  The Advisory Agreement is terminable without penalty by the Trust on 60-days’ notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60-days’ notice by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

The Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.  Mr. D. Jerry Murphey is responsible for the day-to-day management of the Funds’ portfolios.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

As full compensation for the investment advisory services provided to the FMX Growth Allocation Fund, the Advisor receives a monthly fee based on the FMX Growth Allocation Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $11,000,000 and gradually increases to a maximum annual rate of 0.95% if the average daily net assets are $39 million or more.   The fee paid to the Advisor is calculated by multiplying the average daily net assets of the FMX Growth Allocation Fund by the highest applicable annual rate.

As full compensation for the investment advisory services provided to the FMX Total Return Fund, the Advisor receives a monthly fee based on the FMX Total Return Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $13,000,000 and gradually increases to a maximum annual rate of 0.70% if the average daily net assets are $41 million or more.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the FMX Total Return Fund by the highest applicable annual rate.

Portfolio Managers.   D. Jerry Murphey is the portfolio manager of the Funds.  He is currently not responsible for the day-to-day management of any accounts other than the Funds.

Compensation.  The portfolio manager’s compensation varies with the general success of the Advisor as a firm.  The portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the Advisor’s assets under management.  The portfolio manager’s compensation is not directly linked to the Funds’ performance, although

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positive performance and growth in managed assets are factors that may contribute to the Advisor’s distributable profits and assets under management.

Ownership of Fund Shares.  The table below shows the amount of each Fund’s equity securities beneficially owned by the portfolio manager as of July 31, 2009 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
D. Jerry Murphey	Growth Allocation	D
	Total Return	D

Administrator.  The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company (“Administrator”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The Administrator assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on each Fund’s average daily net assets.  For the FMX Growth Allocation Fund, the annual rate is 1.45% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.825% if the average daily net assets of $1 billion or more.  For the FMX Total Return Fund, the annual rate is 1.20% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.725% if average daily net assets are $1 billion or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of each Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

The Administrator’s responsibilities include the following services for the Funds: (i) procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.  The Administrator also provides certain accounting and pricing services for the Funds.

Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.  The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

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Distributor.  The Funds will conduct a continuous offering of their securities.  Capital Investment Group, Inc. (“Distributor”), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Funds’ shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement (“Distribution Agreement”) approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Funds shall from time to time identify to the Distributor as states in which each Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority.   The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services shall include, but are not limited to, the following: (i) maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Funds’ shares.  The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Funds.

Custodian.  Union Bank, N.A., 350 California Street, 6th Floor, San Francisco, California, 94104, serves as custodian for the Funds’ assets.  The custodian acts as the depository for the Funds, safekeeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds’ request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of each Fund plus additional out-of-pocket and transaction expenses as incurred by the Funds.  The Custodian’s compensation is subject to a minimum annual amount of $5,000 for each Fund.

Compliance Services Administrator.  The Trust has entered into an compliance services arrangement with Nottingham Compliance Services, LLC (“NCS”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, in which NCS, an affiliate of the Administrator, will assist the Trust’s Chief Compliance Officer in preparing and updating the Trust’s compliance manual and in monitoring and testing compliance with the policies and procedures under the Trust’s compliance manual.  Fees paid to NCS for these compliance services are paid by the Administrator.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BrookWeiner, L.L.C.  to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, and prepare the Funds’ federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Funds at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.

Legal Counsel.  Malik Law Group LLC serves as legal counsel to the Trust and the Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to “Purchasing Shares” and “Redeeming Shares” in the Funds’ prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Funds’ prospectus:

Purchases.  Shares of the Funds are offered and sold on a continuous basis.  The purchase price of shares of the Funds is based on the net asset value next determined after the order is received, subject to the order being accepted by the Funds in good form.  Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under “Net Asset Value” above.  The net asset

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value per share of the Funds is not calculated on business holidays when the NYSE is closed.  An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Funds reserve the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Funds and their shareholders; and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Funds’ prospectus, share certificates are normally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Purchases In Kind.  The Funds may accept securities in lieu of payment for the purchase of shares in a Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Funds, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Purchase and Redemption Price – Determining the Funds’ Net Asset Value” in the Funds’ prospectus.

Redemptions.  The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Funds.  No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds.

Involuntary Redemptions.  In addition to the situations described in the Funds’ prospectus under “Redeeming Fund Shares,” the Funds may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ prospectus from time to time or to close a shareholder’s account if the Funds are unable to verify the shareholder’s identity.

Systematic Withdrawal Plan.  Shareholders owning shares with a value of $5,000 or more may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”).  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested.  The Funds have the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the

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Fund Shares Application, enclosed in the Funds’ prospectus, or are available by calling the Funds.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Shares – Signature Guarantees” in the Funds’ prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Funds.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Funds upon 60-days’ written notice or by a shareholder upon written notice to the Funds.  Applications and further details may be obtained by calling the Funds at 1-800-773-3863 or by writing to:

FMX Funds
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, NC 27803-0365

Redemptions In-Kind. The Funds do not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s net asset value at the beginning of such period.

Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

SPECIAL SHAREHOLDER SERVICES

The Funds offer the following special shareholder services:

Transfer of Registration.  To transfer shares to another owner, send a written request to the Funds at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Funds’ prospectus under the heading “Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Funds.

Employees and Affiliates of the Funds.  The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Funds may accept investments in the Funds with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the

22

immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.

Dealers.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Funds.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industries Regulatory Authority.  None of the aforementioned compensation is paid directly by the Funds or their shareholders although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest.  Under the Funds’ policy, the Funds and Advisor generally will not disclose the Funds’ portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Funds and Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Funds will make available to the public a complete schedule of the Funds’ portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Funds’ fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-800-773-3863.  The Funds will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Funds’ Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Funds and/or Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and complete portfolio holdings as of the end of each calendar month.  The Funds will generally make this information available to the public on a website at http://www.ncfunds.com within ten days of the end of the calendar month and such information will remain available until new information for the next month is posted.  The Funds may also send this information to shareholders of the Funds and to mutual fund analysts and rating and trading entities; provided that the Funds will not send this information to shareholders of the Funds or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on the Funds’ website.

The officers of the Funds and/or Advisor may share non-public portfolio holdings information with the Funds’ service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds’ fund accountant and administrator, transfer agent, distributor, custodian, compliance services administrator, independent registered public accounting firm, and legal counsel as identified in the Funds’ prospectuses and statement of additional information, and V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc., financial printers the Funds may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  The Funds and/or Advisor may also provide non-public portfolio holdings information to appropriate regulatory agencies as

23

required by applicable laws and regulations.  The Funds’ service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential.  Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Funds currently do not provide non-public portfolio holdings information to any other third parties.  In the future, the Funds may elect to disclose such information to other third parties if the Advisor determines that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds’ portfolio holdings information.

The Funds’ policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  The Advisor and Administrator are required to report to the Trustees any known disclosure of the Funds’ portfolio holdings to unauthorized third parties.  The Funds have not (and do not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and their shareholders from providing such information, which include the publication of Fund ratings and rankings.

NET ASSET VALUE

The net asset value and net asset value per share of each class of shares of the Funds (“Class”) normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except when the NYSE closes earlier.  The Funds’ net asset value is not calculated on business holidays when the NYSE is closed.  The NYSE generally recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of the Funds will not be calculated.

In computing the Funds’ net asset value, all liabilities incurred or accrued are deducted from its net assets.  The resulting net assets are divided by the number of shares of the Funds outstanding at the time of the valuation and the result is the net asset value per share of the Funds.

Values are determined according to accepted accounting practices and all laws and regulations that apply.  The assets of the Funds are valued as follows:

•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Funds and the classes of the Funds are conclusive.

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The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In valuing the Funds’ total assets, portfolio securities are generally valued at their market value.  Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Funds and its shareholders that are not described in the Funds’ prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders or any particular category of shareholders.  The discussions here and in the Funds’ prospectus are not intended as a substitute for careful tax planning and are based on United States federal income tax laws that are in effect on the date hereof and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Funds, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (“Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Funds must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by the Funds from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Funds’ business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Funds in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of a Fund or more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of a Fund’s total assets may be invested in (i) the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; (ii) the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or (iii) the securities of one or more publicly traded partnerships.  The Funds intend to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  Through December 31, 2010, these qualifying corporate dividends are taxable at long-term capital gains tax rates.  Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Funds designate a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

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If the Funds designate a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Funds, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any distribution of long-term capital gains as a capital gain dividend; and (iii) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the Funds’ taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Funds is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Funds declare a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Funds intend to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) at the Fund level.  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning on or before December 31, 2010, to the extent of the Funds’ current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2009) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Funds that they are not subject to backup withholding when required to do so.  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.

Depending upon the extent of the Funds’ activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

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Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Funds will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

FINANCIAL STATEMENTS

The audited Financial Statements as of August 11, 2009 for each of the Funds is included below.

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FMX GROWTH ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES

ASSETS

August 11,
2009
ASSETS
Cash	$50,000

TOTAL ASSETS	$50,000

NET ASSETS

ANALYSIS OF NET ASSETS
Net capital paid in on shares of capital stock	$50,000

Net assets (equivalent to $10.00 per share based on
5,000 shares of capital stock outstanding)(note 4)	$50,000

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FMX GROWTH ALLOCATION FUND

FINANCIAL STATEMENTS

AUGUST 11, 2009

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and nature of operations

FMX Growth Allocation Fund, a mutual fund (the "Fund"), is a diversified series of the Starboard Investment Trust (the "Trust"), an open-ended management investment company. The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on May 13, 2009, and is registered under the Investment Company Act of 1940, as amended. The Fund has had no operations since that date other than those relating to organizational matters, including the issuance of 5,000 shares at $10.00 per share. The Fund's investment advisor has paid all organizational costs.

Accounting method

The fund prepares its financial statements using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Cash and Cash equivalents

The Fund considers cash and all highly liquid investments with original maturities of three months or less when acquired to be cash and cash equivalents.  As of August 11, 2009, the Fund’s cash consists of cash deposits with Union Bank of California.

Income Taxes

The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

NOTE 2 – FEES & EXPENSES

The Fund receives investment advisory services under an agreement with FolioMetrix (the “Advisor”), the Advisor receives a monthly fee based on the Fund’s average daily net assets. No fees are assessed on average daily assets under $11,000,000 and gradually increase to a maximum annual rate of 0.95% on average daily net assets of $39 million or more.

The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company (“Administrator”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The Administrator assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  For the FMX Growth Allocation Fund, the annual rate is 1.45% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.825% if the average daily net assets are greater than $1 billion.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

NOTE 3 – OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the Fund's investment advisor and the Fund's administrator.

NOTE 4 – CAPITAL SHARE TRANSACTIONS

As of August 11th, 2009, 5,000 shares of $10 par value capital stock were authorized.  As of August 11, 2009 there have been no other capital stock transactions.

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FMX TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES

ASSETS

August 11,
2009
ASSETS
Cash	$50,000

TOTAL ASSETS	$50,000

NET ASSETS

ANALYSIS OF NET ASSETS
Net capital paid in on shares of capital stock	$50,000

Net assets (equivalent to $10.00 per share based on
5,000 shares of capital stock outstanding)(note 4)	$50,000

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FMX TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 11, 2009

FMX TOTAL RETURN FUND

FINANCIAL STATEMENTS

AUGUST 11, 2009

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and nature of operations

FMX Total Return Fund, a mutual fund (the "Fund"), is a diversified series of the Starboard Investment Trust (the "Trust"), an open-ended management investment company. The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on May 13, 2009, and is registered under the Investment Company Act of 1940, as amended. The Fund has had no operations since that date other than those relating to organizational matters, including the issuance of 5,000 shares at $10.00 per share. The Fund's investment advisor has paid all organizational costs.

Accounting method

The fund prepares its financial statements using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Cash and Cash equivalents

The Fund considers cash and all highly liquid investments with original maturities of three months or less when acquired to be cash and cash equivalents.  As of August 11, 2009, the Fund’s cash consists of cash deposits with Union Bank of California.

Income Taxes

The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

NOTE 2 – FEES & EXPENSES

The Fund receives investment advisory services under an agreement with FolioMetrix (the “Advisor”), the Advisor receives a monthly fee based on the Fund’s average daily net assets. No fees are assessed on average daily assets under $13,000,000 and gradually increase to a maximum annual rate of 0.70% on average daily net assets of $41 million or more.

The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company (“Administrator”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The Administrator assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  For the FMX Total Return Fund, the annual rate is 1.20% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.725% if the average daily net assets are greater than $1 billion.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

NOTE 3 – OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the Fund's investment advisor and the Fund's administrator.

NOTE 4 – CAPITAL SHARE TRANSACTIONS

As of August 11th, 2009, 5,000 shares of $10 par value capital stock were authorized.  As of August 11, 2009 there have been no other capital stock transactions.

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APPENDIX A –DESCRIPTION OF RATINGS

The Funds may acquire from time to time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor’s Ratings Services.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

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Moody’s Investor Service, Inc.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

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MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

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A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.

Short-Term Ratings.

F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”.  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

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APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	The Trust’s Proxy Voting and Disclosure Policy; and

(2)	The Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines.

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Trust’s Proxy Voting Disclosure Policy

Introduction

The Trust has adopted a Proxy Voting Policy used to determine how the funds vote proxies relating to their portfolio securities. Under the Trust’s Proxy Voting Policy, each fund has, subject to the oversight of the Trust’s Board, delegated to its respective Advisor the following duties: (1) to make the proxy voting decisions for the fund; and (2) to assist the funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act.

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of a fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the fund’s shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Advisor’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as described above).

The Advisor has adopted a Proxy Voting Policy set forth below which it uses to vote proxies for its clients, including the funds.

I.           Specific Proxy Voting Policies and Procedures

        A.   General

The Trust and the funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the funds are committed to voting corporate proxies in the manner that best serves the interests of the fund’s shareholders.

B.           Delegation to the Advisor

The Trust’s believes that each fund’s Advisor is in the best position to make individual voting decisions for the funds consistent with this Policy.  Therefore, subject to the oversight of the Board, each Advisor is hereby delegated the following duties:

1. to make the proxy voting decisions for the applicable funds; and
2. to assist the applicable funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the fund cast its vote; and (d) whether the fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve each Advisor’s Proxy Voting and Disclosure Policy (the “Advisor Voting Policy”) as it relates to the applicable funds.  The Board must also approve any material changes to the Advisor Voting Policy no later than six (6) months after adoption by the Advisor.

C.           Conflicts

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of the fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund’s shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the fund’s shareholders when a vote is cast consistent with (a) a

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specific voting policy as set forth in the Advisor Voting Policy, provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as defined below).

II.           Fund Disclosure

A.           Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The funds shall disclose this Policy to their respective shareholders.  The funds will notify shareholders in the SAI and their respective shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Trust’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The funds will send the description of this Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.           Disclosure of each Fund’s Complete Proxy Voting Record

Each fund shall disclose to its shareholders, in accordance with Rule 30b1-4 of the Investment Company Act on Form N-PX, their respective complete proxy voting records for the twelve month period ended June 30 by no later than August 31 of each year.

Each fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the fund was entitled to vote:

(i)            The name of the issuer of the portfolio security;
(ii)           The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)          The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)          The shareholder meeting date;
(v)           A brief identification of the matter voted on;
(vi)          Whether the matter was proposed by the issuer or by a security holder;
(vii)         Whether the fund cast is vote on the matter;
(viii)        How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)           Whether the fund cast its vote for or against management.

Each fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the fund’s website, if applicable.  If a fund discloses its proxy voting record on or through its website, the fund shall post the information disclosed in the Trust’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each fund shall also include in its annual reports, semi-annual reports, and SAI a statement that information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (a) without charge upon request by calling a specified toll-free (or collect) telephone number, or, if applicable, on or through the Trust’s website at a specified Internet address; and (2) on the SEC’s website.  If a fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it must send the information disclosed in the fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

III.           Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

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(i) A copy of this Policy;
(ii) Proxy Statements received regarding each fund’s securities;
(iii) Records of votes cast on behalf of each fund; and
(iv) A record of each shareholder request for proxy voting information and the applicable fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Advisor’s records.

The funds may rely on proxy statements filed on the SEC EDGAR system instead of keeping their own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

IV.           Proxy Voting Committee

A.    General

The Proxy Voting Committee of the Trust shall be composed entirely of independent directors of the Board and may be comprised of one or more such independent directors as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how each fund should cast its vote, if called upon by the Board, when a matter with respect to which the fund is entitled to vote presents a conflict between the interest of the fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand.

B.    Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy as it deems necessary and recommend any changes to the Board.

V.           Other

This Policy may be amended, from time to time, as determined by the Board.

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Proxy Voting Policies and Procedures of FolioMetrix, LLC

Adopted: July 16, 2009

1.           Background

The act of managing assets in client portfolios consisting of common stock normally includes the important function of voting proxies related to the stock.  Investment advisors with such responsibility should implement procedures designed to ensure that proxies are voted in an appropriate manner.

Where FolioMetrix, LLC (the “Advisor”) has proxy voting authority, the Advisor has a fiduciary responsibility for voting the proxies in a manner that is in the best interests of its clients.  The policies and procedures of the Advisor for voting proxies received by accounts managed by the Advisor are set forth below.

2.           Proxy Voting Policies

The Advisor shall vote proxies related to securities held by any client in a manner solely in the interest of the client.  In general, the Advisor considers factors that relate to the client’s investment, including how its vote will affect the value of the client’s investment.  Proxy votes generally will be cast in favor of proposals that the Advisor believes maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.  In voting on each issue, the Advisor and its employees shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

Specific guidelines for voting proxies are set forth in the Voting Guidelines on Exhibit A attached to this policy.

3.           Proxy Voting Procedures

A.
Unless the power to vote proxies for a client is reserved to that client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries), the Advisor’s representative for the client account will be responsible for voting the proxies related to that account.

B.	All proxies and ballots will be logged in upon receipt and the materials will be forwarded to the appropriate representative.

C.	The representative will promptly vote proxies received in a manner consistent with this policy, including the Voting Guidelines.

D.	The representative will note on the cover page of the proxy how he or she voted on each issue. The proxy will then be filed and become a part of the records of the Advisor.

4.           Delegation of Proxy Voting

The Advisor may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party proxy voting service, provided that the Advisor retains final authority and fiduciary responsibility for all proxy voting on behalf of the clients that are registered investment companies.  In the event that the Advisor so delegates its proxy voting responsibilities, the Advisor shall continually monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

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The Advisor’s delegate shall vote proxies in a prudent and timely fashion, only after careful evaluation of the issue(s) presented on the ballot and in a manner consistent with the terms of conditions of these Proxy Voting Policies and Procedures.

5.           Conflicts

While the nature of the Advisor’s business is unlikely to result in a conflict of interest (e.g. the Advisor is not engaged in brokerage, underwriting, investment banking activities, etc.), if the Advisor is aware of a conflict between the interests of a client and the interests of the Advisor or an affiliated person of the Advisor (e.g., a portfolio company is a client or an affiliate of a client of the Advisor), the Advisor will take the following steps:

A.	With respect to clients that are registered investment companies, the Advisor will notify the client of the conflict and will vote the client’s shares in accordance with the client’s instructions; and

B.
With respect to other clients, the Advisor will vote the proxy in accordance with the specifics of the Voting Guidelines (if addressed in the Voting Guidelines) or may abstain (if not addressed in the Voting Guidelines).

6.           Disclosure of How to Obtain Voting Information

Rule 206(4)-6 of the Investment Advisers Act of 1940 requires the Advisor to disclose in response to any client request how the client can obtain information from the Advisor on how its securities were voted.  the Advisor will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to the Advisor.  Upon receiving a written request from a client, the Advisor will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 of the Investment Advisers Act also requires the Advisor to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures.  The Advisor will provide such a description in Part II of its Form ADV.  Upon receiving a written request from a client, the Advisor will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

7.           Recordkeeping

The Advisor shall keep the following records for a period of at least five years, the first two in an easily accessible place:

A.	A copy of this Policy;

B.	Proxy Statements received regarding client securities;

C.	Records of votes cast on behalf of clients;

D.	Any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision;

E.	Records of client requests for proxy voting information; and

F.	A record of each shareholder request for proxy voting information and the Advisor’s response, including the date of the request, the name of the shareholder, and the date of the response.

The Advisor shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the investment company by the Advisor and shall provide a copy of such record to the investment company upon request.

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The Advisor may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that the Advisor has obtained an undertaking from the third party to provide a copy of the documents promptly upon request the Advisor reserves the right to amend this policy without notice at anytime.

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Exhibit A

Proxy Voting Guidelines

The following are the proxy voting guidelines adopted by FolioMetrix, LLC (the “Advisor”) with respect to voting of proxies for private clients and voting of proxies for the Starboard Investment Trust.  The effective date of these proxy voting guidelines is July 16, 2009

1.	It is the policy of the Advisor to vote proxies in what we believe is the best interest of our clients.

2.
It is the policy of the Advisor to review all corporate actions outlined in proxy statements of companies that our clients own and to vote all proxies for clients that have elected to have us vote their proxies.  The Starboard Investment Trust has delegated responsibility for voting securities owned by the FMX Funds to the Advisor.

3.
In corporate governance matters, it is the policy of the Advisor to vote for resolutions and board members that we perceive as strengthening independent corporate governance (e.g. separating the roles of chairman of the board of directors and CEO, voting for independent board members and a lead director, etc.) and against provisions and directors that in our determination weaken the independence of corporate governance (e.g. staggering of board elections, “poison-pill” arrangements, requiring supermajority votes, board members that are relatives of management, changes in state of incorporation if we view the reincorporation as solely an attempt to move to a venue that weakens shareholder rights, etc.).  If we believe that incumbent members of the board of directors have been or are currently ineffective, it is generally the policy of the Advisor to withhold our votes for such incumbent directors.

4.
In matters of board compensation, it is generally the policy of the Advisor to vote against compensation structures that grant options to directors, because it is our belief that option holders have different incentives from those of the shareholders they should represent.

5.
In matters of executive compensation, it is generally the policy of the Advisor to vote for provisions that truly align long-term incentives of executives and shareholders.  It is generally our policy to vote against option plans that grant fixed price options.

6.	It is the policy of the Advisor to review proposals for capital structure changes, mergers, recapitalizations, etc., of the companies our clients own, and to assess each proposal on its merits.

7.	It is the policy of the Advisor to vote against shareholder resolutions seeking to address social issues. We believe these types of issues should be addressed in a different forum.

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CARITAS ALL-CAP GROWTH FUND

A Series of Starboard Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

October 1, 2009

This SAI is not a prospectus and should be read in conjunction with the prospectus of Caritas All-Cap Growth Fund dated October 1, 2009, a copy of which may be obtained without charge by contacting the Fund’s Transfer Agent, Nottingham Shareholder Services, LLC, 116 South Franklin Street, PO Box 4365, Rocky Mount, North Carolina 27803-0365 or by calling 1-800-773-3863.

THE FUND	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	19
DISCLOSURE OF PORTFOLIO HOLDINGS	20
MANAGEMENT	22
CONTROL PERSONS AND PRINCIPAL HOLDERS	28
INVESTMENT ADVISER	28
PORTFOLIO MANAGERS	29
THE DISTRIBUTOR	31
OTHER SERVICE PROVIDERS	33
ALLOCATION OF PORTFOLIO BROKERAGE	35
PORTFOLIO TURNOVER	35
DESCRIPTION OF SHARES	36
ANTI-MONEY LAUNDERING PROGRAM	36
PURCHASE, REDEMPTION AND PRICING OF SHARES	36
TAX STATUS	39
FINANCIAL STATEMENTS	39

APPENDIX A – DESCRIPTION OF RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

THE FUND

Caritas All-Cap Growth Fund (the “Fund”) is a series of Starboard Investment Trust, a Delaware statutory trust organized on May 13, 2009 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund is a diversified investment management company consisting of a single class of shares. The Fund’s investment objectives, restrictions and policies are more fully described here and in Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until his successor is elected and qualified. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

TYPES OF INVESTMENTS

The investment objective of the Fund and a description of its principal investment strategies are set forth under “Investment Objective, Principal Investment Strategies, Related Risks” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The types of investments listed below describe all of the types of investments in which the Fund is able to invest in accordance with the limitations set forth in the Fund’s Prospectus and this SAI. An investor should look at the Fund’s Prospectus under the heading “Investment Objective, Principal Investment Strategies, and Related Risks” and in this SAI for the limitations. The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the

Fund but are not principal investment strategies of the Fund.  Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Fixed Income Securities

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security

Certificates of Deposit and Bankers’ Acceptances

The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Information on Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations that the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Caritas Capital LLC (the “Adviser”) will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $100,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agency

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, government National Mortgage Association (“GNMA”), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-though securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-though pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.
Securities of Other Investment Companies

The Fund’s investments in an underlying portfolio of Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.

Closed-End Investment Companies.

The Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. The Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the Financial Industry Regulatory Authority, Inc. (“FINRA”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-end Investment Companies.

The Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund.  Accordingly, when affiliated persons hold shares of any of the underlying funds, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund's total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission (“SEC”). In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the underlying funds are made independently of the Fund and its Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds.

ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options.

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options on Futures Contracts.

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

Subject to limitations discussed in the Fund's Prospectus under “Certain Risk Factors and Investment Methods,” the Fund generally may invest in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by FINRA.

Under guidelines adopted by the Trust's Board, the Fund's Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Advisor.  Each loan of securities will be collateralized by cash, securities, or letters of credit.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers the Fund may use and the Fund may lend securities to only one or a small group of borrowers.  Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower

Short Sales

The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, the Fund will, in compliance with Section 18 of the 1940 Act and SEC Release 10666, provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 50% of the value of the Fund's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1.  Borrowing Money.  The Fund will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.

2.  Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.  Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The

Investment Company Act of 1940 generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities (“Permitted Senior Securities”), such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

    3.  Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Fund will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Diversification. With respect to 75% of its total assets, the Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund’s total assets would be invested in that issuer’s securities.  This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

8.      Concentration.  The Fund will limit the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to a maximum of 25% of the Fund’s total assets.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUND. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1.  Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  The Fund will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3.  Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4.  Illiquid Investments.  The Fund will not hold 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Except for Permitted Senior Securities, if a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund’s policy, the Fund and Adviser generally will not disclose the Fund’s portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Fund and Adviser may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Fund will make available to the public a complete schedule of the Fund’s portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863.  The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Fund’s Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Fund and/or Adviser may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and complete portfolio holdings as of the end of each calendar month.  The Fund will generally make this information available to the public on a website at http://www.ncfunds.com within ten days of the end of the calendar month and such information will remain available until new information for the next month is posted.  The Fund may also send this information to shareholders of the Fund and to mutual fund analysts and rating and trading entities; provided that the Fund will not send this information to shareholders of the Fund or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on the Fund’s website.

The officers of the Fund and/or Adviser may share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes, such as the Fund’s fund accountant and administrator, transfer agent, distributor, custodian, compliance services administrator, independent registered public accounting firm, and legal counsel as identified in the Fund’s prospectuses and statement of additional information, and V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc., financial printers the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  The Fund and/or Adviser may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.  The Fund’s service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential.  Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Fund may elect to disclose such information to other third parties if the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality.  The Adviser is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.

The Fund’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  The Adviser and Administrator are required to report to the Trustees any known disclosure of the Fund’s portfolio holdings to unauthorized third parties.  The Fund has not (and do not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and their shareholders from providing such information, which include the publication of Fund ratings and rankings.

MANAGEMENT

The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of three series: the Caritas All-Cap Growth Fund managed by Caritas Capital LLC and the FMX Growth Allocation Fund and FMX Total Return Fund managed by FolioMetrix; LLC.  Additional series and/or classes may be created from time to time.  The number of shares in the Trust shall be unlimited.  When issued for payment as described in the Fund’s Prospectus and this Statement of Additional Information, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.  The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of holders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Adviser and the Fund; and oversee activities of the Fund.  This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers

Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.
Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson (77)	Trustee, Chairman	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	4

Independent Trustee of the following: DGHM Investment Trust for the one series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).

James H. Speed, Jr. (56)	Trustee	Since 7/09	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	4

Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.

J. Buckley Strandberg (49)	Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management).	4	None.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Other Officers
D. Jerry Murphey 9940 SW Arborcrest Way Portland, OR 97225	President (FMX Funds)	Since 7/09

Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).

				n/a	n/a
Daniel J. Boverman 9940 SW Arborcrest Way Portland, OR 97225	Treasurer (FMX Funds)	Since 7/09

COO and CFO of FolioMetrix, LLC since 2009; Principal of Boverman & Associates, LLC (management consulting) since 2009; previously, Senior Financial Executive for Glass & Associates, Inc. (management consulting).

				n/a	n/a
Robert G. Fontana 5950 Fairview Road Suite 610 Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09

President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management).

				n/a	n/a
T. Lee Hale, Jr.	Chief Compliance Officer	Since 7/09	Financial Reporting Manger for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a
Angela D. Mincher	Assistant Treasurer	Since 7/09	Systems Analyst for The Nottingham Company since 2005; previously, Fund Accountant for The Nottingham Company.	n/a	n/a

Trustee Standing Committees

The Trustees have established the following standing committees:

Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and will meet periodically as necessary.  The Audit Committee also serves as the Trust's qualified legal compliance committee.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee will meet only as necessary.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter, or an affiliated person of the Fund, the Adviser, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Adviser, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Adviser, on the other hand.  The Proxy Voting Committee will meet only as necessary.

Beneficial Equity Ownership Information

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2008 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Jack E. Brinson	A	A
James H. Speed, Jr.	A	A
J. Buckley Strandberg	A	A

* Includes all series of the Trust managed by the Advisor.

Ownership of Securities of Adviser, Distributor, or Related Entities

As of December 31, 2008, none of the Independent Trustees and/or their immediate family members own securities of the Adviser, Distributor, or any entity controlling, controlled by, or under common control with the Adviser or Distributor.

Compensation

Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  The following table reflects the amount of estimated compensation to be received by each Trustee for the fiscal year to end May 31, 2010.

Name of Trustee	Aggregate Compensation From each Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees*
Independent Trustees
Jack E. Brinson	$2,000	None	None	$6,000
James H. Speed, Jr.	$2,000	None	None	$6,000
J. Buckley Strandberg	$2,000	None	None	$6,000

*Each of the Trustees serves as a Trustee to all four series of the Trust.

Codes of Ethics

The Trust and Adviser each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust and Adviser to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Adviser’s code requires that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the Trust’s and Adviser’s code of ethics.

Proxy Voting Policies

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Fund, subject to oversight by the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information.  No later than August 31st of each year, the Fund will file Form N-PX stating how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Funds at 1-800-773-3863; and (ii) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  As of August 31, 2009, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 100% of the then outstanding shares of the Fund.  On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Funds as of August 31, 2009.

Name and Address of                                          Amount and Nature of
Beneficial Owner                                               Beneficial Ownership                                                      Percent

Robert G. Fontana                                                   500 shares                                                                       100%*
5950 Fairview Road
Suite 610
Charlotte, NC 28210

*Deemed a “control person” of the Fund as defined by applicable SEC regulations.  Such control may affect the voting rights of other shareholders.  For example, persons exercising control will have more ability to influence the outcome of matters submitted to shareholders to be voted upon.

INVESTMENT ADVISER

The Adviser of the Fund is Caritas Capital LLC (the “Adviser”), located at 5950 Fairview Road, Suite 610, Charlotte, North Carolina 28210.  Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Fund, manages the operations of the Fund.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.

The Fund pays the Adviser, on a monthly basis, an annual advisory fee of 1.25% of the Fund’s average daily net assets.  The Adviser has contractually agreed to waive all or part of its advisory fee and to reimburse expenses at least until August 31, 2010, to ensure that the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) will not exceed 1.70% of average daily net assets for Fund shares.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Fund’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

PORTFOLIO MANAGER

Mr. Robert G. Fontana, CFA is primarily responsible for the day-to-day management of the Fund. As of December 31, 2008, he was responsible for the management of the following types of accounts in addition to the Caritas All-Cap Growth Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	None	None	None	None
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	16	$4 million	None	None

Conflicts of Interest

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation

For his services as a portfolio manager to the Fund, Mr. Robert G. Fontana will receive a fixed salary from the Adviser after the Adviser reaches a profitable status. His salary is based on tenure and experience managing money on a discretionary basis.   In addition, he will receive a share of Adviser profits as an owner of the Adviser.

Ownership of Securities

Ownership of Fund Shares.  The table below shows the amount of the Fund’s equity securities beneficially owned by the portfolio manager as of July 31, 2009 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Robert G. Fontana	Caritas All-Cap Growth Fund	B

THE DISTRIBUTOR

The Fund will conduct a continuous offering of its securities.  Capital Investment Group, Inc. (“Distributor”), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement (“Distribution Agreement”) approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority.  The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services shall include, but are not limited to, the following: (i) maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Funds’ shares.  The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Fund.

Rule 12b-1 Plan

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act for the Fund (the “Plan”).  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 0.25% of the Fund’s average daily net assets as compensation for the Distributor’s account maintenance services and as compensation for the Distributor’s sales of the Fund.  Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the Fund’s shares during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.  The Fund charges a Rule 12b-1 fee at the annual rate of 0.25% of average daily net assets.  The Distributor or other entities also receive the proceeds and contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.  Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Plan is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Fund.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

OTHER SERVICE PROVIDERS

Administrator

The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company (“Administrator”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The Administrator performs the following services for the Fund: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viiireviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the Custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator, which is based upon an administration fee on the average daily net assets of each Fund, is at the following annual rates: 0.175% of the Fund’s first $50 million, 0.150% on the next $50 million, 0.125% on the next $50 million, and 0.100% on the next $50 million, and 0.075% on average daily net assets over $200 million, with a monthly minimum general administration fee of $3,000.  The Administrator currently receives a monthly fund accounting fee of $2,250 per Fund for accounting and recordkeeping services with an additional fee of $750 per month for each additional class of shares plus an asset-based fee of 0.01% of the net assets of each Fund.  The Administrator will also receive the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund’s net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $5,000.  The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

Transfer Agent

The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund.  The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The Transfer Agent is compensated for its services based upon a $21 fee per shareholder per year, subject to a minimum fee of $1,750 per month per Fund and $500 per month per Fund for each additional class of shares.

Custodian

Union Bank, N.A., 350 California Street, 6th Floor, San Francisco, California, 94104, serves as custodian for the Funds’ assets (the “Custodian”).  The Custodian acts as the depository for the Fund, safekeeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request, and maintains records in connection with its duties as Custodian.  For its services, the Custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of each Fund plus additional out-of-pocket and transaction expenses as incurred by the Fund.  The Custodian’s compensation is subject to a minimum annual amount of $5,000 for the Fund.

Compliance Services

The Trust has entered into an compliance services arrangement with Nottingham Compliance Services, LLC (“NCS”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, in which NCS, an affiliate of the Administrator, will assist the Trust’s Chief Compliance Officer in preparing and updating the Trust’s compliance manual and in monitoring and testing compliance with the policies and procedures under the Trust’s compliance manual.

Independent Registered Public Accounting Firm

The Trustees have selected the firm of BrookWeiner, L.L.C. to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, and prepare the Funds’ federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Funds at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.

Legal Counsel

Malik Law Group LLC serves as legal counsel to the Trust and the Funds.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio managers who are employees of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of  Fund transactions may primarily benefit accounts other than the Fund’s, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.

Since the Fund has not yet commenced operations, it has no turnover rate.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust’s Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Fund’s service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Reference is made to “How to Purchase Shares” and “How to redeem Shares” in the Fund’s Prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Fund’s prospectus:

Purchases

Shares of the Fund are offered and sold on a continuous basis.  The purchase price of shares of the Fund is based on the net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form.  Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier).  The net asset value per share of the Fund is not calculated on business holidays when the NYSE is closed.  An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserve the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and their shareholders; and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Regular Account

The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Fund’s Prospectus, share certificates are normally not issued.

Automatic Investment Plan

The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Purchases In Kind

The Fund may accept securities in lieu of payment for the purchase of shares in a Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Purchase and Redemption Price – Determining the Fund’s Net Asset Value” in the Fund’s prospectus.

Redemptions

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

Involuntary Redemptions

In addition to the situations described in the Fund’s Prospectus under “How To Redeem Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund’s Prospectus from time to time or to close a shareholder’s account if the Fund are unable to verify the shareholder’s identity.

Systematic Withdrawal Plan

Shareholders owning shares with a value of $50,000 or more may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”).  A shareholder may receive monthly or quarterly payments, in amounts of not less than $500 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested.  The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Fund’s prospectus, or are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Shares – Signature Guarantees” in the Fund’s Prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days’ written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:

Caritas All-Cap Growth Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, NC 27803-0365

Redemptions In-Kind

The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s net asset value at the beginning of such period.

Other Information

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carry forward of the Fund.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. The Fund intends to distribute substantially all of its net investment income and net capital gain annually in December.  Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF election”), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

FINANCIAL STATEMENTS

Because the Fund is newly organized, there is no financial information in this SAI.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.

APPENDIX A –DESCRIPTION OF RATINGS

The Fund may acquire from time to time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor’s Ratings Services.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody’s Investor Service, Inc.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.

Short-Term Ratings.

F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”.  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	The Trust’s Proxy Voting Disclosure Policy; and

(2)	The Adviser’s Proxy Voting and Disclosure Policy, including a detailed description of the Adviser’s specific proxy voting guidelines.

Trust’s Proxy Voting Disclosure Policy

Introduction

The Trust has adopted a Proxy Voting Policy used to determine how the funds vote proxies relating to their portfolio securities. Under the Trust’s Proxy Voting Policy, each fund has, subject to the oversight of the Trust’s Board, delegated to its respective Adviser the following duties: (1) to make the proxy voting decisions for the fund; and (2) to assist the funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act.

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of a fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the fund’s shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as described above).

The Adviser has adopted a Proxy Voting Policy set forth below which it uses to vote proxies for its clients, including the funds.

I.           Specific Proxy Voting Policies and Procedures

A.    General

The Trust and the funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the funds are committed to voting corporate proxies in the manner that best serves the interests of the fund’s shareholders.

B.           Delegation to the Adviser

The Trust’s believes that each fund’s Adviser is in the best position to make individual voting decisions for the funds consistent with this Policy.  Therefore, subject to the oversight of the Board, each Adviser is hereby delegated the following duties:

(1) to make the proxy voting decisions for the applicable funds; and
(2) to assist the applicable funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the fund cast its vote; and (d) whether the fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve each Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the applicable funds.  The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

C.           Conflicts

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of the fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund’s shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the fund’s shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board; or (b) the decision of the Trust’s Proxy Voting Committee (as defined below).

II.           Fund Disclosure

A.           Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The funds shall disclose this Policy to their respective shareholders.  The funds will notify shareholders in the SAI and their respective shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Trust’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The funds will send the description of this Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.           Disclosure of each Fund’s Complete Proxy Voting Record

Each fund shall disclose to its shareholders, in accordance with Rule 30b1-4 of the Investment Company Act on Form N-PX, their respective complete proxy voting records for the twelve month period ended June 30 by no later than August 31 of each year.

Each fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the fund was entitled to vote:

(i)           The name of the issuer of the portfolio security;
(ii)          The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)         The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)         The shareholder meeting date;
(v)           A brief identification of the matter voted on;
(vi)          Whether the matter was proposed by the issuer or by a security holder;
(vii)         Whether the fund cast is vote on the matter;
(viii)         How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)           Whether the fund cast its vote for or against management.

Each fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the fund’s website, if applicable.  If a fund discloses its proxy voting record on or through its website, the fund shall post the information disclosed in the Trust’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each fund shall also include in its annual reports, semi-annual reports, and SAI a statement that information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (a) without charge upon request by calling a specified toll-free (or collect) telephone number, or, if applicable, on or through the Trust’s website at a specified Internet address; and (2) on the SEC’s website.  If a fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it must send the information disclosed in the fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

III.           Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i) A copy of this Policy;
(ii) Proxy Statements received regarding each fund’s securities;
(iii) Records of votes cast on behalf of each fund; and
(iv) A record of each shareholder request for proxy voting information and the applicable fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Adviser’s records.

The funds may rely on proxy statements filed on the SEC EDGAR system instead of keeping their own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

IV.           Proxy Voting Committee

A. General

The Proxy Voting Committee of the Trust shall be composed entirely of independent directors of the Board and may be comprised of one or more such independent directors as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how each fund should cast its vote, if called upon by the Board, when a matter with respect to which the fund is entitled to vote presents a conflict between the interest of the fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand.

B. Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy as it deems necessary and recommend any changes to the Board.

V.           Other

This Policy may be amended, from time to time, as determined by the Board.

CARITAS CAPITAL LLC

PROXY VOTING POLICIES AND PROCEDURES

A proxy is a written authorization given by a holder of securities to another party. The proxy authorizes the authorized party to represent the owner of the securities at a meeting.

A.           “Routine Proxy Matters”

“Routine Proxy Matters” means proposals that are routine and that do not, in the judgment of the Company, diminish or threaten shareholder value.  Examples include:

1.	Subject to limitations set forth below, the election of directors, and voting on the following related matters: number of directors, terms of office, share ownership requirements for directors;
2.	Selection or ratification of outside auditors;
3.	Frequency of directors’ attendance at meetings;
4.	Reports to shareholders following annual meetings;
5.	Stock splits or fractional stock dividends;
6.	Changing the name of the issuer;
7.	Number of meetings of directors held each year;
8.	Application for listing of securities on a stock exchange;
9.
Subject to limitations set forth below, remuneration of directors, management and employees, including wages, salaries, stock options, thrift, profit or pension plans, bonuses and other incentives or compensation (collectively, “Compensation Proposals”); and

10.	Subject to limitations set forth below, indemnification of officers and directors.

B.           “Non-Routine Proxy Matters”

“Non-Routine Proxy Matters” means all proposals other than Routine Proxy Matters. Examples include, but are not limited to:

1.	Proposals which affect voting rights of securities holders;
2.	Acquisitions, mergers, spin-offs, and similar corporate transactions;
3.	Amendments to Articles of Incorporation or bylaws (including, but not limited to, changing the number of shares authorized or the alteration of preemptive voting rights);
4.	Changing the state of organization;
5.	Anti-takeover measures, including, but not limited to, minimum price restrictions, supermajority approval requirements for takeover transactions, or staggered-year election of directors;
6.	Any proxy solicitation other than one on behalf of management of the issuer; and
7.	In general, any proposal which could diminish or threaten shareholder wealth or control.

C.           Voting Policies of the Company

1.           Investment Benefit Standard

All proxies will be voted for the investment benefit of clients who own the corresponding securities.

2.           Voting on Routine Proxy Matters

Routine proxy matters generally will be voted in accordance with the recommendations of the issuer’s management. Nonetheless, the Company reserves the right to vote otherwise where it judges such action to be for the investment benefit of the affected clients. In addition, voting on Routine Proxy Matters is subject to the following limitations:

a)	The Company may vote for an alternate slate of directors where a strong case can be made that doing so will lead to a more timely realization of shareholder value;
b)	The Company may vote against Compensation Proposals that are, in the judgment of the Company, excessive or unduly dilutive;
c)	The Company will not vote for an indemnification proposal if it relieves directors of liability for breaches of the duty of loyalty or for unlawful acts; and
d)	The Company will not vote for an indemnification proposal that does not contain limiting language satisfactory to the Company (the Company does not endorse blanket indemnification).

3.           Voting on Non-Routine Proxy Matters

An appropriate investment officer of the Company will evaluate each Non-Routine Proxy Matter carefully, case-by-case.  The Company will vote the proxy in a manner that it judges will tend to maximize value to the security holder over the long term. The Company is guided by the following principles in making this judgment:

a)
If the proposal is unlikely to reduce rights of security holders or to have a material adverse effect on the long term value of the client’s security, then the Company will vote according to the recommendation of the issuer’s management.

b)
If, in the judgment of the Company, a proposal might cause a material adverse effect on long term value of the client’s security, the Company will vote AGAINST the proposal. Examples could include (but are not limited to):

(1)	Proposals that are designed to make a takeover of the issuer more difficult;
(2)	“Poison pill” provisions in Articles of Incorporation or bylaws;
(3)	Other “shark-repellent” or anti-takeover measures;
(4)	A change in the state of incorporation (if, for example, the intent or effect is anti-takeover in nature);
(5)	Proposals that unfairly enrich or protect management to the detriment of members of the class of security holders;
(6)	Abolition of cumulative voting for directors;
(7)	Staggered terms of office for directors;
(8)	Proposals pertaining to preemptive rights of security holders;
(9)	Establishment of supermajority voting requirements; and
(10)	“Golden parachutes” for management or plans which provide for excessive compensation.

c)
If a proposal is one that rescinds previous anti-takeover measures in the issuer’s bylaws or that enhances rights of holders of the class of securities owned by the client, then the Company generally will vote FOR the proposal. Proposals in this category could include (but are not limited to):

(1)	Confidential voting in corporate elections;
(2)	Shareholder consideration of “golden parachute” management severance agreements;
(3)	Elimination of “poison pill” management entrenchment devices;
(4)	An alternate slate of directors, if, in the judgment of the Company, a strong case can be made that voting for the alternate slate will lead to a more timely realization of shareholder value.

d)	The foregoing guidelines are intended to be illustrative and not exhaustive. They do not supersede the judgment of the investment officer who evaluates the merits of a particular proposal.

4.           Proposals Specific to Mutual Funds

The Company may invest in Exchange Traded Funds or other mutual funds. These funds invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the Investment Company Act of 1940, as amended (the “1940 Act”) Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of the Company to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.  After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

In such instances, the Company will issue a letter similar to the following to the Underlying Funds:

Dear _____ [NAMED PROXY ON BALLOT]:

Thank you for your proxy statement dated __________.

PLEASE READ THIS LETTER CAREFULLY AS IT PROVIDES VOTING INSTRUCTIONS NOT AVAILABLE ON THE ATTACHED BALLOT. [BOLD]

The Caritas All-Cap Growth Fund, the owner of the shares to be voted, is itself an open-end mutual fund (an unaffiliated "Fund of Funds") under the Investment Company Act of 1940, as amended (the "1940 Act").  As a Fund of Funds, the Caritas All-Cap Growth Fund is subject to Rule 12d-1(f) under the 1940 Act. Rule 12d-1(f) requires that shares of underlying investment companies be voted "in the same proportion as the vote of all other holders of such security."

Therefore, our voting instructions for this proxy are as follows:

With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as the vote of all other holders of such security. [BOLD]

Please call me at (704) 553-8778 with any comments or questions.

Sincerely,

PART C

FORM N-1A

OTHER INFORMATION

ITEM 23.   Exhibits

(a)	Declaration of Trust (“Trust Instrument”).1

(b)	By-Laws.1

(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Investment Advisory Agreement between Registrant and Caritas Capital, LLC, as investment advisor for the Caritas All-Cap Growth Fund.2

(d)(2)	Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the FMX Growth Allocation Fund.3

(d)(3)	Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the FMX Total Return Fund.3

(e)(1)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.2

(f)	Not Applicable.

(g)(1)	Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(2)	First Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(3)	Second Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(4)	Third Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(5)	Fourth Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(6)	Fifth Addendum to Master Custodian Agreement between The Nottingham Company and Union Bank, N.A.2

(g)(7)	Custodian Agreement (Foreign & Domestic Securities) between the Registrant and Union Bank, N.A., as custodian for the Registrant.2

(h)(1)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Caritas All-Cap Growth Fund 2

(h)(2)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the FMX Growth Allocation Fund and the FMX Total Return Fund.3

(h)(4)	Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.2

(h)(5)	Expense Limitation Agreement between the Registrant and Caritas Capital, LLC as investment advisor for the Caritas All-Cap Growth Fund.2

(i)	Opinion and Consent of counsel.3

(j)	Consent of the independent public accountants.5

(k)(1)	Balance Sheet of the FMX Growth Allocation Fund dated August 11, 2009.4

(k)(2)	Balance Sheet of the FMX Total Return Fund dated August 11, 2009.4

(l)(1)	Initial Subscription Agreement for the Caritas All-Cap Growth Fund.2

(l)(2)	Initial Subscription Agreement for the FMX Growth Allocation Fund and the FMX Total Return Fund.3

(m)(1)	Distribution Plan under Rule 12b-1 for the Caritas All-Cap Growth Fund.2

(n)	Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant.2

(p)(2)	Code of Ethics for Caritas Capital, LLC, investment advisor to the Caritas All-Cap Growth Fund.2

(p)(3)	Code of Ethics for FolioMetrix, LLC, investment advisor to the FMX Growth Allocation Fund and the FMX Total Return Fund.3

(q)	Copy of Powers of Attorney.2

______________________________

1. Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 26, 2009.

2. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on July 24, 2009.

3. Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on August 19, 2009.

4. Incorporated herein by reference to Pre-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2009.

5. Filed herewith.

ITEM 24.    Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 25.    Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:

Article VII. Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a)           Subject to the exceptions and limitations contained in Subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)           as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)           To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)           Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors’ and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 26.    Business and other Connections of the Investment Advisor

See the section of the Prospectuses entitled “Management of the Funds – The Investment Advisor” and the section of the Statements of Additional Information entitled “Management and Other Service Providers” for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.

ITEM 27.    Principal Underwriter

(a)
Capital Investment Group, Inc. is underwriter and distributor for The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, Wisdom Fund, The Hillman Focused Advantage Fund, The Hillman Advantage Equity Fund, Tilson Dividend Fund, Tilson Focus Fund, the Giordano Fund, and NCM Capital Mid-Cap Growth Fund.

(b)
Set forth below is information concerning each director and officer of the Distributor.  The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, N.C. 27622, 919-831-2370.

(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	President	None
E.O. Edgerton, Jr.	Vice President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None
(c)	Not applicable.

ITEM 28.                      Location of Accounts and Records

All account books and records not normally held by Union Bank, N.A., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors to the Registrant.

The address of Union Bank, N.A., is 350 California Street, 6th Floor, San Francisco, California 94104.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.   The address of FolioMetrix, LLC, investment advisor to the FMX Growth Allocation Fund and the FMX Total Return Fund, is 9940 SW Arborcrest Way, Portland, Oregon 97225.  The address of Caritas Capital, LLC, investment advisor to the Caritas All-Cap Growth Fund, is 5950 Fairview Road, Suite 610, Charlotte, North Carolina  28210.

ITEM 29.       Management Services

None.

ITEM 30.       Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 1st day of October, 2009.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

_________*_________ Jack E. Brinson	Trustee and Chairman	October 1, 2009

_________*_________ James H. Speed, Jr.	Trustee	October 1, 2009

_________*_________ J. Buckley Strandberg	Trustee	October 1, 2009

_________*_________ D. J. Murphey	President, FMX Total Return Fund and FMX Growth Allocation Fund	October 1, 2009

_________*_________ Daniel J. Boverman	Treasurer, FMX Total Return Fund and FMX Growth Allocation Fund	October 1, 2009

_________*_________ Robert G. Fontana	President, Caritas All-Cap Growth Fund	October 1, 2009

/s/ Angela D. Mincher Angela D. Mincher	Assistant Treasurer	October 1, 2009

*By:/s/A.Vason Hamrick A. Vason Hamrick, Secretary Attorney-in-Fact	Dated: October 1, 2009